UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1880



                        The Income Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: January 31, 2004





                                 Patrick F. Quan
                                    Secretary
                        The Income Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE INCOME FUND OF AMERICA

[front cover:  photo of wheat field]

Semi-annual report for the six months ended January 31, 2004

THE INCOME FUND OF AMERICA(R) seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2003 (the most recent calendar quarter):

CLASS A SHARES                            1 YEAR       5 YEARS      10 YEARS

Reflecting 5.75% maximum sales charge     +18.03%      +5.64%        +9.82%

The fund's 30-day yield for Class A shares as of February 29, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 3.20%. The fund's distribution rate for Class A shares as of that date was 3.76%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 56. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States involves additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[black & white photo of wheat field]



FELLOW SHAREHOLDERS:

A combination of factors worked in favor of The Income Fund of America during the first half of its 2004 fiscal year. An improving U.S. economy, a weaker dollar and stronger corporate balance sheets led to a sharp rebound in both stock and corporate bond prices.

Due to its focus on cyclically sensitive stocks and on corporate bonds from more highly leveraged issues, The Income Fund of America was particularly well positioned in this environment. The fund's flexibility to invest outside the United States was also notably beneficial.

If, like most shareholders, you reinvested your quarterly dividends, the fund provided a total return of 14.8% for the six months ended January 31. Those who elected to take their dividends in cash saw a 12.0% increase in the value of their holdings, while also earning an income return of 2.7% for the period.

The fund's 14.8% total return compares favorably with a total return of 9.7% for the Lipper income funds average and 4.5% for the unmanaged Lehman Brothers Aggregate Bond Index; both returns include reinvestment of dividends or interest. (Results for longer periods may be found on page 5.)

During a typical reporting period, The Income Fund of America's total return has fallen between those of the broad U.S. stock and U.S. bond market averages. So we would observe that although The Income Fund of America's total return of 14.8% nearly matched the 15.2% return of the unmanaged Standard & Poor's 500 Composite Index, this kind of short-term result should not be extrapolated into the future -- particularly since this six-month gain exceeds the fund's lifetime average annual total return of 12.8%.

MEETING THE INCOME CHALLENGE

Over its 30-year lifetime, The Income Fund of America has sought to provide above-average yield without taking undue risk to the underlying value of your investment. In keeping with its income mandate, the fund provided a 12-month dividend rate of 4.0% as of January 31. However, as yields on both stocks and bonds have remained near historic lows -- despite an acceleration in economic recovery, and dramatically wider budget deficit projections for the U.S. government -- it has become increasingly challenging for The Income Fund of America to deliver a yield at this level.

To put this 4% rate in context, the Lipper income funds average yield fell to 2.7%, the S&P 500 provided only 1.5%, and the yield on the five-year Treasury was about 3.1%. Throughout The Income Fund of America's history, it has seldom provided a higher yield than three-year Treasuries, which offered 2.3%.

As a result, at the most recent board of directors meeting, the decision was taken to reduce the fund's regular quarterly dividend rate to 15.5 cents from
17.5 cents. At the January 31 net asset value, this translates into a yield of approximately 3.6%.

FOCUSED SECURITY SELECTION ADDS VALUE

The prevailing economic, interest rate and currency environment during the first half of The Income Fund of America's 2004 fiscal year created a backdrop against which several of the more highly represented industry groups within the equity portfolio did especially well. Among these were commercial banks, oil and gas, and real estate. Commercial banks, the largest sector among the equity holdings, not only benefited from a pick-up in business activity, lower loan losses and a continued steep yield curve environment, but also a re-emergence of merger and acquisition activity. FleetBoston Financial, a large holding in the portfolio, posted a total return of 43.2% (1) for the six-month period, due in large part to the takeover bid from Bank of America; the latter returned 2.2%. Acceleration of economic growth had a positive impact on cyclical industries. Dow Chemical, the second largest equity holding in the fund, had a total return of 21.8%, and General Motors, the fund's ninth largest equity exposure, posted a total return of 34.2%. Among the 10 largest equity positions, Weyerhaeuser (+10.5%) and Bristol-Myers Squibb (+8.3%) turned in more moderate gains. Meanwhile, the profitability of real estate companies, and hence their equity returns, was helped by a continuing low and even declining interest rate environment.

(1) Returns to the fund reflect monthly changes in size of holdings and dividends received, as well as price changes from the beginning to the end of the reporting period.

Perhaps less obvious, but of equal or greater import to the strong showing by The Income Fund of America, was the contribution made by its non-U.S. equity holdings, which accounted for 18.3% of the fund's net assets. Many of these investments benefited from dividend yields exceeding those typically available in the U.S., lower starting valuations, and currency appreciation. Among noteworthy gainers during the six months were Canadian Oil Sands Trust (+39.0%), HSBC (+27.5%), Societe Generale (+26.3%) and E.ON (+24.0%). By way of comparison, the unmanaged MSCI EAFE(R) (Europe, Australasia, Far East) Index, a broad measure of the non-U.S. equity market, had a return of 25.4%, including reinvestment of dividends.

Credit research and security selection were likewise critical to providing strong returns for our bond holdings over the period. Our specific company knowledge provided portfolio counselors with the confidence to significantly increase the fund's corporate credit exposure at a time when balance sheet and liquidity concerns had, by historic standards, widened credit spreads. (Credit spreads reflect the yield differences between U.S. Treasuries, which carry no credit risk, and all other types of bonds.) In March of 2003, the fund's corporate bond exposure was increased to a relatively high level of 28.1% of assets. Over the ensuing months, as balance sheets were repaired and the liquidity crisis subsided, particularly for lower rated bonds, credit spreads dramatically narrowed. Since then, the fund has reduced its credit exposure; corporate debt accounted for 23.3% of assets by January 31, 2004. Since the beginning of the fiscal year in August of 2003, corporate bond holdings in the fund had a total return of 15.4%.

PUTTING RESULTS IN PERSPECTIVE

Broadly speaking, both stock and bond markets have benefited from over 20 years of mostly declining interest rates. Not only has this trend fueled rising valuations for financial assets and real estate, but it has also created a credit boom in the U.S. that represents an ever-higher percentage of our gross national product. With interest rates near historic lows, it is hard to imagine them falling much further.

[Begin Sidebar]
Figures shown on these two pages are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

Although interest rates could well remain low for a variety of reasons in the near term, the next major move is most likely to be higher. At the moment, many economic experts seem to be expecting a strong recovery accompanied by no meaningful uptick in inflation. While this could happen, we are attempting to position the portfolio more cautiously to account for the possibility of rising interest rates. While we strive for high income, we must also be mindful of preserving capital.

As assets have grown since last July, new cash flow has been directed to the purchase of higher yielding stocks. The portfolio's bond exposure has declined from about 32% at the start of the fiscal year to 27% at the close of the reporting period. Cash and equivalents, accounting for 7% of the portfolio, are expected to decline as resources are opportunistically put to work in both stocks and bonds.

As we move forward in the fiscal year, it is our goal to maintain The Income Fund of America's long-term record of delivering well-above-average income while growing the value of our shareholders' investment.

Finally, we are pleased to announce the election of Hilda Applbaum as fund president. She succeeds Darcy Kopcho, who has retired from our organization. We thank Darcy for her many contributions to the fund and wish her the very best in her future endeavors.

Cordially,

/s/ Janet A. McKinley                   /s/ Hilda L. Applbaum
Janet A. McKinley                       Hilda L. Applbaum
CHAIRMAN OF THE BOARD                   PRESIDENT

March 11, 2004

[Begin Sidebar]
Figures shown on these two pages are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

THE INCOME FUND OF AMERICA AT A GLANCE

RESULTS AT A GLANCE                          For periods ended January 31, 2004

                                               Total returns                 Average annual total returns
                                            6 months     1 year         5 years     10 years     Lifetime (1)

THE INCOME FUND OF AMERICA                   +14.8%      +27.8%          +7.3%       +10.3%       +12.8%

Standard & Poor's 500 Composite Index        +15.2       +34.5           -1.0        +10.9        +12.3

Lehman Brothers Aggregate Bond Index (2)      +4.5        +4.9           +6.6         +6.9         +8.9

Credit Suisse First Boston High Yield Index  +12.1       +27.0           +6.7         +7.3         --

Lipper income funds average (3)               +9.7       +18.6           +3.9         +7.0        +12.2

Consumer Price Index (inflation) (4)          +0.7        +1.9           +2.4         +2.4         +4.7

(1) Since December 1, 1973, when Capital Research and Management Company became the fund's investment adviser.
(2) From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Aggregate index did not yet exist.
(3)  Source: Lipper. Figures do not reflect the effect of sales charges.
(4) Computed from data supplied by the U.S Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and do not reflect sales charges, commissions or expenses. Fund returns do not include sales charges.



A HISTORY OF HIGH CURRENT INCOME       For the five years ended January 31, 2004

[begin line graph]
                   THE INCOME    LIPPER INCOME
YEAR-END           FUND OF       FUNDS AVERAGE              S&P 500
                   America

1/31/1999          4.79            3.66                     1.29
7/31/1999          4.86            3.83                     1.24
1/31/2000          5.40            4.25                     1.19
7/31/2000          5.49            4.35                     1.15
1/31/2001          4.78            4.33                     1.20
7/31/2001          4.80            4.18                     1.30
1/31/2002          5.01            3.78                     1.40
7/31/2002          5.49            3.65                     1.75
1/31/2003          5.45            3.39                     1.88
7/31/2003          4.69            3.09                     1.66
1/31/2004          4.05            2.67                     1.54

[end line graph]

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing the month-end net asset value adjusted for capital gains.



THE PORTFOLIO AT A GLANCE

January 31, 2004                                                    (unaudited)

[begin pie chart]
                                                     PERCENT OF
INVESTMENT PORTFOLIO                                 NET ASSETS

U.S. equity-type securities                               47.5%
Non-U.S. equity-type securities                           18.3
U. S. Treasury & agency obligations                        3.5
Other fixed-income securities                             23.6
Cash & equivalents                                         7.1

[end pie chart]

                                                     PERCENT OF
FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS      NET ASSETS

Commercial banks                                           8.4%
Diversified telecommunication services                     5.4
Oil & gas                                                  5.2
Electric utilities                                         4.5
Real estate                                                4.0


                                                     PERCENT OF
TEN LARGEST EQUITY-TYPE HOLDINGS                     NET ASSETS

SBC Communications                                         1.7%
Dow Chemical                                               1.5
FleetBoston Financial                                      1.5
Bristol-Myers Squibb                                       1.4
Verizon Communications                                     1.4
Royal Dutch Petroleum/"Shell" Transport and Trading        1.2
HSBC Holdings                                              1.1
Societe Generale                                           1.1
General Motors                                             1.1
Weyerhaeuser                                               1.1


July 31, 2003

[begin pie chart]
                                                     PERCENT OF
INVESTMENT PORTFOLIO                                 NET ASSETS

U.S. equity-type securities                               46.4%
Non-U.S. equity-type securities                           17.0
U. S. Treasury & agency obligations                        6.2
Other fixed-income securities                             25.7
Cash & equivalents                                         4.7

[end pie chart]

                                                     PERCENT OF
FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS      NET ASSETS

Commercial banks                                           6.0%
Oil & gas                                                  4.6
Electric utilities                                         4.1
Real estate                                                3.8
Diversified telecommunication services                     3.7


                                                     PERCENT OF
TEN LARGEST EQUITY-TYPE HOLDINGS                     NET ASSETS

FleetBoston Financial                                      1.7%
Weyerhaeuser                                               1.3
Bristol-Myers Squibb                                       1.3
Dow Chemical                                               1.3
SBC Communications                                         1.3
J.P. Morgan Chase                                          1.1
Royal Dutch Petroleum/"Shell" Transport and Trading        1.1
Societe Generale                                           0.9
General Electric                                           0.9
General Motors                                             0.9



INVESTMENT PORTFOLIO, January 31, 2004                             (unaudited)

                                                                                           SHARES OR         MARKET       PERCENT
                                                                                           PRINCIPAL         VALUE         OF NET
Equity securities - 65.81%                                                                  AMOUNT           (000)         ASSETS

COMMERCIAL BANKS  -  8.40%
FleetBoston Financial Corp.                                                                13,573,000     $  605,084        1.51%
HSBC Holdings PLC                                                                          18,655,567        287,654
HSBC Holdings PLC                                                                           9,264,821        144,774        1.08
Societe Generale                                                                            4,834,800        428,886        1.07
Bank of America Corp.                                                                       4,592,600        374,113         .93
Wells Fargo & Co.                                                                           3,575,000        205,241         .51
Commonwealth Bank of Australia                                                              8,250,934        191,999         .48
KeyCorp                                                                                     6,100,000        189,649         .47
Wachovia Corp.                                                                              4,000,000        184,960         .46
Westpac Banking Corp.                                                                      11,558,661        145,989         .36
ABN AMRO Holding NV                                                                         5,807,063        139,491         .35
Comerica Inc.                                                                               2,415,000        137,921         .34
Svenska Handelsbanken Group, Class A                                                        6,000,000        116,168         .29
PNC Financial Services Group, Inc.                                                          2,000,000        113,020         .28
Bank of Nova Scotia                                                                         1,800,000         91,622         .23
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                    520,000         14,773         .04
                                                                                                           3,371,344        8.40

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.39%
SBC Communications Inc.                                                                    26,880,000        685,440        1.71
Verizon Communications Inc.                                                                15,325,000        564,880        1.41
BellSouth Corp.                                                                             5,610,000        163,980         .41
Telefonica, SA  (1)                                                                         9,900,000        154,427         .38
Telecom Italia SpA, nonvoting  (1)                                                         65,084,765        138,338         .34
Telefonos de Mexico, SA de CV, Class L (ADR)                                                3,100,000        106,671         .27
Deutsche Telekom AG  (1)                                                                    5,000,000         99,734         .25
Swisscom AG                                                                                   222,200         74,749         .19
BCE Inc.                                                                                    1,867,106         41,605         .10
Telecom Corp. of New Zealand Ltd.                                                          10,800,000         41,035         .10
CenturyTel, Inc. 6.875% ACES 2005                                                           1,750,000 units   40,862         .10
AT&T Corp.                                                                                  1,831,000         35,631         .09
NTELOS Inc.  (1) (2) (3)                                                                      345,687          7,550
NTELOS Inc. 9.00% convertible bond 2013 (2) (3)                                         $   4,030,000          4,451         .03
Netia SA (formerly Netia Holdings SA) (1)                                                   2,459,749          2,851         .01
XO Communications, Inc.  (1)                                                                    6,837             50
XO Communications, Inc., Series A, warrants, expire 2010  (1)                                  13,674             48
XO Communications, Inc., Series B, warrants, expire 2010  (1)                                  10,256             31
XO Communications, Inc., Series C, warrants, expire 2010  (1)                                  10,256             27         .00
Allegiance Telecom, Inc., warrants, expire 2008  (1) (2) (3)                                   20,000              2         .00
PTV, Inc., Series A, 10.00% preferred 2023 (formerly NTL Europe, Inc.)                             95              0         .00
GT Group Telecom Inc., warrants, expire 2010  (1) (2) (3)                                      15,000              0         .00
XO Communications, Inc. 14.00% preferred 2009 (1)  (4)                                             12              0         .00
                                                                                                           2,162,362        5.39

OIL & GAS  -  5.22%
Royal Dutch Petroleum Co. (New York registered)                                             6,595,000        312,603
"Shell" Transport and Trading Company, PLC                                                 17,875,000        117,936
"Shell" Transport and Trading Company, PLC (ADR)                                              913,900         36,830        1.17
ChevronTexaco Corp.                                                                         4,000,000        345,400         .86
Marathon Oil Corp.                                                                          8,735,000        283,713         .71
Sunoco, Inc.                                                                                3,800,000        210,710         .52
ConocoPhillips                                                                              2,550,000        167,994         .42
Canadian Oil Sands Trust  (3)                                                               3,272,518        116,109
Canadian Oil Sands Trust                                                                    1,005,394         35,671         .38
ENI SpA                                                                                     6,910,000        128,707         .32
Unocal Corp.                                                                                3,200,000        117,824         .29
Occidental Petroleum Corp.                                                                  2,200,000         96,910         .24
Exxon Mobil Corp.                                                                           2,285,000         93,205         .23
Husky Energy Inc.                                                                           1,920,000         33,141         .08
                                                                                                           2,096,753        5.22

ELECTRIC UTILITIES  -  4.48%
E.ON AG                                                                                     3,975,000        254,853         .64
Dominion Resources, Inc.                                                                    3,495,000        224,239
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                451,000 units   25,784         .62
Southern Co.                                                                                7,585,000        226,033         .56
Consolidated Edison, Inc.                                                                   4,669,100        204,647         .51
Ameren Corp.                                                                                4,060,300        196,072         .49
DTE Energy Co.                                                                              4,539,100        177,479         .44
American Electric Power Co., Inc.                                                           4,706,300        153,661
American Electric Power Co., Inc. 9.25% convertible preferred 2005                            460,000         22,315         .44
Scottish Power PLC                                                                         26,638,100        172,840         .43
Progress Energy, Inc.                                                                       2,086,924         93,452         .23
FPL Group, Inc.                                                                               405,000         26,629         .07
TXU Corp., Series C, 8.75% convertible preferred 2004                                         585,000 units   20,147         .05
                                                                                                           1,798,151        4.48

REAL ESTATE  -  4.04%
iStar Financial, Inc.                                                                       4,930,850        197,333
iStar Financial, Inc., Series F, 7.80% cummulative redeemable preferred                       400,000         10,400         .52
Equity Residential                                                                          5,440,400        158,316         .39
Boston Properties, Inc.                                                                     3,020,000        151,091         .38
Health Care Property Investors, Inc.                                                        2,492,900        140,176         .35
Developers Diversified Realty Corp.                                                         4,025,000        138,379         .34
Kimco Realty Corp.                                                                          2,475,000        114,172         .28
Hang Lung Properties Ltd.                                                                  70,000,000        106,683         .27
Unibail Holding                                                                               925,000         87,817         .22
Weingarten Realty Investors                                                                 1,607,500         76,356         .19
Nationwide Health Properties, Inc.                                                          2,675,000         58,315
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
  step-up premium rate                                                                         50,000          4,764         .16
Regency Realty Corp.                                                                        1,500,000         62,550         .16
Equity Office Properties Trust                                                              2,075,000         61,524         .15
AMB Property Corp.                                                                          1,595,000         55,745         .14
Plum Creek Timber Co., Inc.                                                                 1,370,000         41,374         .10
Hysan Development Co. Ltd.                                                                 21,230,135         40,956         .10
Hang Lung Group Ltd.                                                                       17,400,000         27,749         .07
Archstone-Smith Trust                                                                         777,000         21,313         .05
Sun Hung Kai Properties Ltd.                                                                1,852,500         17,869         .04
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                  300,000         16,087         .04
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up
  premium rate                                                                                200,000         11,100         .03
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares                 400,000         10,876         .03
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative
  step-up premium rate                                                                        112,500          6,128         .02
FelCor Lodging Trust Inc. (1)                                                                 450,000          5,287         .01
                                                                                                           1,622,360        4.04


FOOD PRODUCTS  -  3.06%
Sara Lee Corp.                                                                             16,250,000        346,450         .86
Unilever NV (New York registered)                                                           2,930,000        197,716
Unilever NV                                                                                   575,000         38,828         .59
H.J. Heinz Co.                                                                              5,930,000        209,803         .52
Kellogg Co.                                                                                 3,940,000        148,971         .37
ConAgra Foods, Inc.                                                                         5,515,000        143,059         .36
General Mills, Inc.                                                                         3,115,000        141,514         .35
Unilever PLC                                                                                  250,000          2,412         .01
                                                                                                           1,228,753        3.06

PHARMACEUTICALS  -  2.91%
Bristol-Myers Squibb Co.                                                                   20,270,000        568,573        1.42
Merck & Co., Inc.                                                                           3,800,000        180,880         .45
Schering-Plough Corp.                                                                       8,400,000        147,336         .37
Eli Lilly and Co.                                                                           1,600,000        108,864         .27
UCB NV                                                                                      1,522,185         60,707         .15
Wyeth                                                                                       1,431,500         58,620         .14
Sepracor Inc. 5.00% convertible subordinated debentures 2007                            $  44,000,000         42,680         .11
                                                                                                           1,167,660        2.91

CHEMICALS  -  2.62%
Dow Chemical Co.                                                                           14,723,000        617,630        1.54
DSM NV                                                                                      3,072,005        143,145         .36
Lyondell Chemical Co.                                                                       7,050,000        120,837         .30
E.I. du Pont de Nemours and Co.                                                             2,700,000        118,530         .30
Air Products and Chemicals, Inc.                                                            1,000,000         49,910         .12
                                                                                                           1,050,052        2.62

PAPER & FOREST PRODUCTS  -  2.41%
Weyerhaeuser Co.                                                                            6,852,000        421,124        1.05
International Paper Co.                                                                     5,239,640        221,480
International Paper Co., Capital Trust 5.25% convertible preferred 2025                       400,000         20,200         .60
UPM-Kymmene Corp.                                                                           8,600,000        159,650         .40
Stora Enso Oyj, Class R                                                                     3,864,275         50,312         .12
MeadWestvaco Corp.                                                                          1,400,000         37,758         .09
Holmen AB, Class B                                                                            942,900         31,486         .08
Georgia-Pacific Corp., Georgia-Pacific Group                                                  949,860         26,691         .07
                                                                                                             968,701        2.41

INSURANCE  -  2.01%
St. Paul Companies, Inc.                                                                    2,107,400         88,785
St. Paul Companies, Inc., Series E, 9.00% 2005                                                600,000 units   46,260         .34
XL Capital Ltd., Class A                                                                    1,175,000         93,412         .23
Allstate Corp.                                                                              1,950,000         88,647         .22
SAFECO Corp.                                                                                2,000,000         87,060         .22
Chubb Corp. 7.00% convertible preferred 2005                                                1,800,000 units   52,470
Chubb Corp.                                                                                   400,000         28,596         .20
UnumProvident Corp. 8.25%, ACES convertible 2006                                            2,100,000 units   71,673         .18
Lincoln National Corp.                                                                      1,500,000         66,225         .16
Arthur J. Gallagher & Co.                                                                   1,931,400         60,414         .15
American International Group, Inc.                                                            492,150         34,180         .09
Irish Life & Permanent PLC                                                                  1,931,100         32,721         .08
Mercury General Corp.                                                                         500,000         23,845         .06
Ohio Casualty Corp. 5.00% convertible notes 2022                                        $  20,000,000         21,100         .05
ACE Ltd., Series C, preferred depositary shares                                               360,000         10,026         .03
                                                                                                             805,414        2.01

TOBACCO  -  1.79%
Altria Group, Inc.                                                                          6,650,000        369,673         .92
R.J. Reynolds Tobacco Holdings, Inc.                                                        3,231,600        190,858         .47
Gallaher Group PLC                                                                          7,911,186         87,090         .22
Imperial Tobacco Group PLC                                                                  2,765,839         54,544         .14
UST Inc.                                                                                      500,000         17,855         .04
                                                                                                             720,020        1.79


AUTOMOBILES  -  1.66%
General Motors Corp.                                                                        8,125,000        403,650
General Motors Corp., Series B, 5.25% convertible debentures 2032                          $  788,000         20,724        1.06
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032           4,527,300        242,890         .60
                                                                                                             667,264        1.66

MULTI-UTILITIES & UNREGULATED POWER  -  1.43%
National Grid Transco PLC                                                                  43,940,000        313,933         .78
Duke Energy Corp.                                                                           7,827,000        170,081
Duke Energy Corp. 8.25% convertible preferred 2004                                          1,691,000 units   23,775         .48
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005                       3,960,000 units   52,272         .13
AES Trust VII 6.00% convertible preferred 2008                                                283,800         13,480         .04
                                                                                                             573,541        1.43

CAPITAL MARKETS  -  1.35%
J.P. Morgan Chase & Co.                                                                    10,000,000        388,900         .97
Allied Capital Corp.                                                                        3,698,099        106,949         .26
Bank of New York Co., Inc.                                                                  1,500,000         47,625         .12
                                                                                                             543,474        1.35

INDUSTRIAL CONGLOMERATES  -  1.26%
General Electric Co.                                                                       11,150,000        374,975         .93
Tyco International Group SA, Series B, 3.125% convertible debentures 2023 (3)           $  50,000,000         68,938         .17
3M Co.                                                                                        800,000         63,272         .16
                                                                                                             507,185        1.26

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.24%
Solectron Corp. 0% LYON convertible notes 2020                                          $ 243,600,000        143,115
Solectron Corp. 7.25% ACES convertible preferred 2004                                       2,180,000 units   43,120         .46
Sanmina Corp. 0% convertible subordinated debentures 2020                               $ 161,000,000         83,720
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                        $  33,500,000         32,034         .29
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (5)                        $  50,092,600         61,990
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (3)  (5)                   $  30,185,000         37,354         .25
Celestica Inc. 0% convertible debentures 2020                                           $ 181,000,000         96,609         .24
                                                                                                             497,942        1.24

ELECTRICAL EQUIPMENT  -  1.16%
Emerson Electric Co.                                                                        3,405,000        217,580         .54
Hubbell Inc., Class B                                                                       3,213,100        129,006         .32
Cooper Industries, Inc., Class A                                                            2,100,000        118,230         .30
                                                                                                             464,816        1.16

METALS & MINING  -  1.11%
Rio Tinto PLC                                                                               5,360,000        142,629         .35
Alcoa Inc.                                                                                  3,200,000        109,376         .27
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                              658,000         35,315
Cia. Vale do Rio Doce, Class A, preferred nominative                                          353,000         16,686         .13
Noranda Inc.  (3)                                                                           1,888,300         27,468
Noranda Inc.                                                                                1,111,700         16,171         .11
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares (MEDS) 2005        200,000         32,890         .08
Inco Ltd. 0% convertible notes LYON 2021                                                $  26,000,000         26,845         .07
Massey Energy Co. 4.75% convertible notes 2023 (3)                                      $   7,000,000          9,179
Massey Energy Co. 4.75% convertible notes 2023                                          $   5,000,000          6,556         .04
CONSOL Energy Inc.                                                                            553,800         12,793         .03
Freeport-McMoRan Copper & Gold Inc., Class B                                                  300,000         11,058         .03
                                                                                                             446,966        1.11

MULTILINE RETAIL  -  0.98%
May Department Stores Co.                                                                  11,893,000        391,280         .98
                                                                                                              391,280         .98

DIVERSIFIED FINANCIAL SERVICES  -  0.96%
ING Groep NV                                                                                6,026,206        150,536         .38
Brascan Corp., Class A                                                                      2,157,300         68,928         .17
Citigroup Inc.                                                                              1,145,000         56,655         .14
GATX Corp.                                                                                  2,450,000         55,370         .14
Fortis                                                                                      1,700,000         37,892         .09
Wilshire Financial Services Group Inc. (1) (6)                                              2,150,517         15,054         .04
                                                                                                             384,435         .96

AEROSPACE & DEFENSE  -  0.95%
Raytheon Co.                                                                                3,978,900        121,396
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                                  1,682,800 units   91,292         .53
Honeywell International Inc.                                                                2,893,400        104,510         .26
Northrop Grumman Corp. 7.25% convertible preferred 2004                                       566,670 units   59,019
Northrop Grumman Corp.                                                                         66,962          6,476         .16
                                                                                                             382,693         .95

GAS UTILITIES  -  0.95%
Enbridge Inc.                                                                               4,892,981        188,177         .47
NiSource Inc.                                                                               4,667,565         98,019         .24
Kinder Morgan, Inc.                                                                         1,620,000         95,580         .24
                                                                                                             381,776         .95

MACHINERY  -  0.92%
Volvo AB, Class B                                                                           4,252,200        137,978         .34
Caterpillar Inc.                                                                            1,339,200        104,632         .26
Cummins Inc.                                                                                  800,000         40,584
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                                422,000         27,351
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (3)                           178,000         11,537         .20
Pentair, Inc.                                                                                 533,100         24,352         .06
Metso Oyj                                                                                   1,779,998         22,731         .06
                                                                                                             369,165         .92

FOOD & STAPLES RETAILING  -  0.80%
Albertson's, Inc.                                                                           9,140,000        213,510         .53
Tesco PLC                                                                                  12,860,000         55,901         .14
Woolworths Ltd.                                                                             5,610,117         50,234         .13
                                                                                                             319,645         .80

COMMUNICATIONS EQUIPMENT  -  0.65%
Motorola, Inc. 7.00% convertible preferred 2004                                             2,390,000 units  114,314         .29
Nortel Networks Corp. 4.25% convertible notes 2008 (3)                                  $  40,000,000         42,800
Nortel Networks Corp. 4.25% convertible notes 2008                                      $  40,000,000         42,800         .21
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031 (3)                    $  55,000,000         50,188
Liberty Media Corp. 3.50% exchangeable debentures 2031                                  $   5,000,000          4,563         .14
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                        $   5,185,000          5,315         .01
                                                                                                             259,980         .65

IT SERVICES  -  0.45%
Electronic Data Systems Corp.                                                               6,400,000        153,344
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                     1,150,900 units   25,170         .45
                                                                                                             178,514         .45

WIRELESS TELECOMMUNICATION SERVICES  -  0.44%
American Tower Corp. 5.00% convertible debentures 2010                                  $  38,100,000         37,910
American Tower Corp. 6.25% convertible notes 2009                                       $  19,850,000         20,346
American Tower Corp., warrants, expire 2008  (1)  (3)                                           3,000            450         .15
Dobson Communications Corp., Class A  (1) (3)                                               3,480,483         24,746
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                          12,386         13,253
Dobson Communications Corp., Series F, 6.00% convertible preferred  (3)                        33,625          6,792         .11
Sprint Corp. 7.125% convertible preferred 2004                                              3,500,000 units    32,445         .08
SpectraSite, Inc.  (1) (2) (3)                                                                538,060         16,739
SpectraSite, Inc.  (1) (2) (3)                                                                200,729          6,612         .06
Nextel Communications, Inc., Class A  (1)  (3)                                                600,000         15,834         .04
                                                                                                             175,127         .44

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.35%
ASM Lithography Holding NV 5.75% convertible notes 2006 (3)                             $  57,500,000         72,237         .18
Micron Technology, Inc. 2.50%  convertible notes 2010  (3)                              $  32,000,000         47,880         .12
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                   $   8,296,000          8,337         .02
ZiLOG, Inc.  (1)                                                                              910,000          6,598
ZiLOG, Inc. - MOD III Inc. (1) (2)                                                                910            487         .01
LSI Logic Corp. 4.00% convertible notes 2006                                            $   3,000,000          2,970         .01
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                              $   2,500,000          2,728         .01
                                                                                                             141,237         .35

SPECIALTY RETAIL  -  0.35%
Kingfisher PLC                                                                             12,121,628         61,363         .15
Gap, Inc. 5.75% convertible notes 2009 (3)                                              $  28,000,000         36,435
Gap, Inc. 5.75% convertible notes 2009                                                  $   6,000,000          7,808         .11
Toys "R" Us, Inc. 6.25% 2005                                                                  805,000 units   34,213         .09
                                                                                                             139,819         .35

CONTAINERS & PACKAGING  -  0.30%
Temple-Inland Inc.                                                                            995,000         58,755
Temple-Inland Inc. 7.50% Upper DECS 2005                                                      690,000 units   38,012         .24
Amcor Ltd.  (3)                                                                             3,584,849         21,627         .06
                                                                                                             118,394         .30

THRIFTS & MORTGAGE FINANCE  -  0.25%
Fannie Mae                                                                                  1,300,000        100,230         .25
                                                                                                             100,230         .25

BEVERAGES  -  0.20%
Lion Nathan Ltd.                                                                           17,700,000         80,189         .20
                                                                                                              80,189         .20

OTHER INDUSTRIES -  0.84%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                         $  68,985,000         70,796         .18
Mitchells & Butlers PLC                                                                    16,870,750         69,723         .17
Baxter International Inc. 7.00% convertible preferred 2006                                    925,000 units   47,776         .12
Capital One Financial Corp. 6.25% Upper DECS 2005                                             840,000 units   44,520         .11
Providian Financial Corp. 3.25% convertible debentures 2005                             $  34,500,000         32,991         .08
ImClone Systems Inc. 5.50% convertible notes 2005                                       $  20,000,000         20,300         .05
Kimberly-Clark Corp.                                                                          309,000         18,250         .05
Fluor Corp.                                                                                   350,300         12,982         .03
Kansas City Southern 4.25% convertible preferred  (3)                                          15,000          8,918         .02
Foster Wheeler Ltd. 6.50% convertible subordinated notes 2007 (3)                       $  15,000,000          8,850         .02
UnitedGlobalCom, Inc., Class A  (1) (3)                                                       237,090          2,252
UnitedGlobalCom, Inc., Class A, rights, expire 2004  (1)                                       66,385            222         .01
Clarent Hospital Corp.  (1) (6)                                                               484,684            788         .00
Protection One, Inc., warrants, expire 2005  (1)  (2) (3)                                      57,600             12         .00
NTL Inc.  (1)                                                                                     100              7         .00
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2)  (3) (7)                 $  26,391,000              3         .00
TI Automotive Ltd., Class A  (1) (2)                                                        7,000,000              0         .00
                                                                                                             338,390         .84

Miscellaneous  -  4.88%
Other equity securities in initial period of acquisition                                                   1,959,429        4.88


Total equity securities (cost: $22,038,589,000)                                                           26,413,061       65.81




                                                                                              PRINCIPAL       MARKET      PERCENT
                                                                                                AMOUNT        VALUE       OF NET
Bonds & notes - 27.07%                                                                          (000)         (000)       ASSETS

WIRELESS TELECOMMUNICATION SERVICES  -  2.61%
Nextel Communications, Inc.:
 6.875% 2013                                                                                $  39,175     $   41,721
 7.375% 2015                                                                                   99,450        107,282         .37
American Cellular Corp., Series B, 10.00% 2011                                                 76,000         84,360
Dobson Communications Corp.:
 10.875% 2010                                                                                  26,675         29,209
 8.875% 2013                                                                                   17,500         18,156         .33
American Tower Corp.:
 9.375% 2009                                                                                   51,225         54,683
 7.25% 2011 (3)                                                                                33,425         34,511
 7.50% 2012 (3)                                                                                38,800         37,830
American Towers, Inc. 0% 2008                                                                   3,000          2,115         .32
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                    34,250         38,627
 7.875% 2011                                                                                   11,805         13,794
 8.125% 2012                                                                                   31,630         37,516
 8.75% 2031                                                                                     5,000          6,359
Tritel PCS, Inc. 10.375% 2011                                                                  13,776         16,433
TeleCorp PCS, Inc. 10.625% 2010                                                                 5,300          6,168         .30
Triton PCS, Inc.:
 8.75% 2011                                                                                     9,100          9,555
 9.375% 2011                                                                                   15,000         15,937
 8.50% 2013                                                                                    68,750         75,625         .25
Cricket Communications, Inc.: (5) (7)
 6.1875% 2007                                                                                  21,070         17,067
 6.1875% 2007                                                                                  10,750          8,707
 6.375% 2007                                                                                    5,875          4,759
 6.625% 2007                                                                                    4,335          3,511
 9.50% 2007                                                                                    78,250         63,382         .24
Crown Castle International Corp.:
 9.375% 2011                                                                                    4,250          4,739
 7.50% 2013 (3)                                                                                43,125         44,311
 Series B, 7.50% 2013 (3)                                                                      26,875         27,614         .19
Nextel Partners, Inc.:
 12.50% 2009                                                                                   18,734         21,544
 11.00% 2010                                                                                   24,000         26,400
 8.125% 2011                                                                                   23,525         24,936         .18
Western Wireless Corp. 9.25% 2013                                                              51,475         55,464         .14
Centennial Cellular Corp.:
 10.75% 2008                                                                                   26,235         27,416
 8.125% 2014 (3)                                                                                9,500          9,310
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013         16,000         17,360         .14
Vodafone Group PLC:
 7.75% 2010                                                                                    16,750         19,852
 5.375% 2015                                                                                    5,000          5,133         .06
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                                           20,350         19,231         .05
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                11,000         11,766         .03
Millicom International Cellular SA 10.00% 2013 (3)                                              3,500          3,675         .01
                                                                                                           1,046,058        2.61

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.90%
Sprint Capital Corp.:
 6.00% 2007                                                                                    30,451         32,568
 6.375% 2009                                                                                   24,969         26,946
 7.625% 2011                                                                                   38,827         44,198
 8.375% 2012                                                                                   70,550         83,392
 6.90% 2019                                                                                     8,800          9,201
 6.875% 2028                                                                                    5,000          5,035         .50
Qwest Services Corp.: (3)
 13.00% 2007                                                                                   17,895         21,116
 13.50% 2010                                                                                   25,356         30,681
 14.00% 2014                                                                                    2,700          3,415
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                                    12,500         12,812
 7.90% 2010                                                                                    12,000         12,060
U S WEST, Inc. 7.20% 2004                                                                      20,000         20,700
Qwest Corp. 8.875% 2012 (3)                                                                    12,400         14,539         .29
AT&T Corp.:(5)
 7.25% 2006                                                                                    58,500         65,055
 8.05% 2011                                                                                    42,500         49,321         .28
Deutsche Telekom International Finance BV:
 8.25% 2005 (5)                                                                                10,000         10,824
 3.875% 2008                                                                                    3,000          3,010
 8.50% 2010 (5)                                                                                18,420         22,282
 5.25% 2013                                                                                    20,630         20,897
 9.25% 2032  (5)                                                                               10,000         13,729
VoiceStream Wireless Corp. 10.375% 2009                                                             0              0         .18
France Telecom 9.00% 2011 (5)                                                                  34,500         41,595
Orange PLC 8.75% 2006                                                                          18,345         20,632         .15
TELUS Corp. 8.00% 2011                                                                         42,550         50,277         .13
Koninklijke KPN NV:
 7.50% 2005                                                                                     2,000          2,165
 8.00% 2010                                                                                    22,850         27,429         .07
British Telecommunications PLC:
 7.00% 2007                                                                                     7,000          7,809
 8.375% 2010 (5)                                                                               12,500         15,172         .06
Telecom Italia SpA: (3)
 Series A, 4.00% 2008                                                                           3,000          2,996
 Series B, 5.25% 2013                                                                          16,000         15,991         .05
PCCW-HKT Capital Ltd. 7.75% 2011 (3)                                                           13,000         15,484         .04
Singapore Telecommunications Ltd.:
 6.375% 2011                                                                                    6,825          7,604
 6.375% 2011 (3)                                                                                  175            195
 7.375% 2031 (3)                                                                                6,000          7,174         .04
Verizon Global Funding Corp. 6.125% 2007                                                        7,000          7,674
Verizon New York Inc., Series A, 6.875% 2012                                                    6,500          7,240         .04
Telewest Communications PLC 0%/11.375% 2010 (7) (8)                                            23,250         13,427         .03
Cincinnati Bell Inc. 7.25% 2013                                                                11,375         12,114         .03
Telefonos de Mexico, SA de CV 8.25% 2006                                                        5,000          5,537         .01
GT Group Telecom Inc. 0%/13.25% 2010  (7)  (8)                                                 15,000             31         .00
                                                                                                             762,327        1.90

MEDIA  -  1.63%
Time Warner Inc.:
 7.75% 2005                                                                                     9,500         10,218
 8.18% 2007                                                                                    30,000         34,679
AOL Time Warner Inc.:
 5.625% 2005                                                                                    5,000          5,226
 6.875% 2012                                                                                   14,750         16,592
 7.625% 2031                                                                                    6,500          7,496
Time Warner Companies, Inc.:
 9.125% 2013                                                                                    5,000          6,395
 7.25% 2017                                                                                     8,000          9,146         .22
Liberty Media Corp.:
 2.67% 2006 (5)                                                                                15,000         15,191
 3.50% 2006                                                                                    15,000         15,088
 7.75% 2009                                                                                    10,950         12,557
 7.875% 2009                                                                                   24,600         28,356
 5.70% 2013                                                                                     5,000          5,073
 8.25% 2030                                                                                     3,700          4,435         .20
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                    6,750          7,817
 6.20% 2008                                                                                    14,000         15,396
 6.875% 2009                                                                                    7,000          7,929
TCI Communications, Inc. 8.00% 2005                                                            10,000         10,851
Comcast Corp. 7.05% 2033                                                                        7,000          7,711
Lenfest Communications, Inc. 7.625% 2008                                                        2,000          2,255         .13
Viacom Inc.:
 6.40% 2006                                                                                     3,000          3,245
 5.625% 2007                                                                                    5,000          5,430
 7.70% 2010                                                                                    10,000         12,046
 6.625% 2011                                                                                    5,000          5,700
CBS Corp. 7.15% 2005                                                                           21,500         22,955         .12
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                     5,000          5,411
 4.625% 2008                                                                                   14,000         14,548
 5.75% 2013                                                                                     3,500          3,686
Chancellor Media Corp. of Los Angeles 8.00% 2008                                               15,000         17,437         .10
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                                   10,000         11,277
 8.20% 2009                                                                                    16,250         19,409         .08
News America, Inc. 6.75% 2038                                                                  15,000         17,169
News America Holdings Inc. 7.75% 2045                                                          10,347         12,380         .07
EchoStar DBS Corp. 9.125% 2009                                                                 25,884         29,184         .07
Univision Communications Inc. 7.85% 2011                                                       19,685         23,455         .06
Adelphia Communications Corp.: (7)
 10.25% 2006                                                                                   13,975         13,905
 10.25% 2011                                                                                    6,100          6,283         .05
CSC Holdings, Inc.:
 7.25% 2008                                                                                     8,000          8,580
 Series B, 8.125% 2009                                                                          8,000          8,800         .04
PanAmSat Corp. 6.125% 2005                                                                     17,000         17,297         .04
Young Broadcasting Inc. 10.00% 2011                                                            15,640         17,126         .04
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                     6,150          5,796
 10.25% 2010 (3)                                                                                2,500          2,662
 0%/13.50% 2011 (8)                                                                             4,375          3,347
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (3)                                 4,300          4,472         .04
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                               12,000         13,650         .03
Comcast UK Cable Partners Ltd. 11.20% 2007                                                     13,375         13,442         .03
RH Donnelley Inc.: (3)
 8.875% 2010                                                                                   10,500         11,839
 10.875% 2012                                                                                   1,000          1,197         .03
Cox Communications, Inc. 4.625% 2013                                                           10,000          9,733         .03
Cinemark USA, Inc. 9.00% 2013                                                                   8,575          9,733         .03
Videotron Ltee 6.875% 2014 (3)                                                                  8,500          8,882         .02
Regal Cinemas Corp., Series B, 9.375% 2012                                                      7,250          8,265         .02
Hollinger Participation Trust 12.125% 2010 (3)  (4)  (5)                                        3,358          4,114
CanWest Media Inc., Series B, 10.625% 2011                                                      3,000          3,465         .02
Cox Radio, Inc.:
 6.375% 2005                                                                                    2,000          2,097
 6.625% 2006                                                                                    4,300          4,645         .02
LBI Media, Inc. 10.125% 2012                                                                    5,750          6,641         .02
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                          6,250          6,484         .02
Telenet Group Holding NV 0%/11.50% 2014 (3)  (8)                                                9,950          6,368         .02
Emmis Communications Corp. 0%/12.50% 2011 (8)                                                   6,379          6,060         .02
Antenna TV SA 9.00% 2007                                                                        5,250          5,355         .01
Gannett Co., Inc. 4.95% 2005                                                                    5,000          5,185         .01
Gray Communications Systems, Inc. 9.25% 2011                                                    3,500          3,920         .01
Quebecor Media Inc.:
 11.125% 2011                                                                                   1,750          2,017
 0%/13.75% 2011 (8)                                                                             2,000          1,800         .01
Radio One, Inc., Series B, 8.875% 2011                                                          3,250          3,607         .01
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                   1,550          1,631         .01
                                                                                                             654,141        1.63

COMMERCIAL BANKS  -  1.56%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (3)  (5)               114,750        132,249
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                       10,000         11,870         .36
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (3) (5)             51,700         58,333
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (3)  (5)      13,800         15,180         .18
HSBC Capital Funding LP: (5) (3)
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated)                          10,000         12,805
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated)                         11,500         17,108
Household Finance Corp.:
 7.875% 2007                                                                                    1,500          1,714
 4.625% 2008                                                                                    2,000          2,091
 6.375% 2011                                                                                   14,000         15,612
 6.375% 2012                                                                                    7,000          7,776
Midland Bank 1.50% Eurodollar note (undated)                                                    5,000          4,299
HSBC Holdings PLC 5.25% 2012                                                                    3,000          3,101         .16
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (3)  (5)                                 53,000         60,385
Societe Generale 7.85% (undated) (3)  (5)                                                       2,400          2,688         .16
J.P. Morgan Chase & Co.:
 4.00% 2008                                                                                    20,000         20,508
 4.50% 2010                                                                                     5,000          5,086
 5.75% 2013                                                                                     5,000          5,365
J.P. Morgan & Co. Inc.:
 6.70% 2007                                                                                     5,000          5,587
 Series A, 6.00% 2009                                                                           2,500          2,743         .10
Royal Bank of Scotland Group PLC:
 5.00% 2014                                                                                     2,000          2,007
 7.648% (undated) (5)                                                                          12,000         14,587
 Series 3, 7.816% (undated)                                                                    12,000         13,164
National Westminster Bank PLC 7.75% (undated) (5)                                               3,024          3,460
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                              2,500          2,419         .09
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (3)  (5)    19,000         21,634         .05
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (3)                   10,000         12,621
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (3)  (5)               4,200          4,811
BNP Paribas 5.125% 2015 (3)                                                                     3,000          3,030         .05
Development Bank of Singapore Ltd.: (3)
 7.875% 2010                                                                                    5,000          5,969
 7.125% 2011                                                                                    5,000          5,787
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
  shares (undated) (3)  (5)                                                                     6,500          7,550         .05
HBOS Treasury Services PLC 3.75% 2008 (3)                                                      14,500         14,572
Scotland International Finance No. 2 4.25% 2013 (3)                                             1,500          1,441
HBOS PLC 5.375% (undated) (3)                                                                     500            509         .04
HVB Funding Trust III 9.00% 2031 (3)                                                            6,500          8,267
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                          6,550          8,134         .04
Skandinaviska Enskilda Banken 7.50% (undated) (3)  (5)                                         10,405         12,009         .03
Standard Chartered Bank 1.29% Eurodollar note (undated) (5)                                    15,000         11,362         .03
Bank of America Corp.:
 4.375% 2010                                                                                    5,000          5,048
 5.125% 2014                                                                                    5,000          5,064
 5.25% 2015                                                                                       150            152         .03
Popular North America, Inc., Series E, 3.875% 2008                                             10,000         10,042         .03
Zions Bancorp. 6.00% 2015                                                                       9,000          9,600         .02
Bayerische Landesbank, Series F, 2.50% 2006                                                     9,000          9,129         .02
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                    5,000          5,237
 6.50% 2012                                                                                     3,000          3,363         .02
Canadian Imperial Bank of Commerce 1.375% Eurodollar note 2085 (5)                             10,000          8,300         .02
Bank of Nova Scotia 1.375% Eurodollar note (undated) (5)                                       10,000          8,071         .02
Abbey National PLC:
 Series 1-B, 6.69% 2005                                                                         2,000          2,160
 7.35% (undated) (5)                                                                            5,000          5,537         .02
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (3)  (5)                       5,000          5,782         .01
State Street Capital Trust II 1.68% 2008 (5)                                                    5,000          5,040         .01
AB Spintab 7.50% (undated) (3)  (5)                                                             2,500          2,773         .01
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (3)  (5)               1,650          1,834         .01
Kazkommerts International BV 8.50% 2013 (3)                                                     1,500          1,586         .00
                                                                                                             626,551        1.56


AUTOMOBILES  -  0.87%
General Motors Acceptance Corp.:
 6.125% 2006                                                                                   31,000         33,056
 6.75% 2006                                                                                     2,000          2,143
 6.125% 2007                                                                                   18,250         19,466
 7.75% 2010                                                                                     9,500         10,828
 6.875% 2011                                                                                   40,500         43,669
 7.25% 2011                                                                                    20,000         22,069
 6.875% 2012                                                                                    1,250          1,343
 8.00% 2031                                                                                     7,000          7,699
General Motors Corp. 7.20% 2011                                                                34,000         37,249         .44
Ford Motor Credit Co.:
 6.50% 2007                                                                                     1,000          1,068
 5.80% 2009                                                                                     4,000          4,127
 7.375% 2009                                                                                   47,000         51,734
 7.25% 2011                                                                                    13,000         14,145
 7.375% 2011                                                                                   38,500         42,235
Ford Motor Co. 7.45% 2031                                                                       6,000          6,109         .30
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                     5,000          5,376
 4.05% 2008                                                                                     2,560          2,551
 4.75% 2008                                                                                     1,440          1,480
 7.20% 2009                                                                                    14,000         15,791
 7.75% 2011                                                                                    15,000         17,212
 7.30% 2012                                                                                    10,250         11,536         .13
                                                                                                             350,886         .87

ELECTRIC UTILITIES  -  0.78%
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                     47,775         54,941
Edison Mission Energy:
 10.00% 2008                                                                                   11,250         11,981
 7.73% 2009                                                                                    15,720         15,602
 9.875% 2011                                                                                   15,280         16,407
Mission Energy Holding Co. 13.50% 2008                                                         21,355         22,743
Homer City Funding LLC 8.734% 2026 (9)                                                         10,000         11,350
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                               6,000          6,484         .35
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                    22,500         23,491
 Series 2002-C, 5.70% 2012 (5)                                                                  3,300          3,494
 Series E, 6.30% 2033                                                                           6,250          6,372
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                     8,000          8,557         .10
Israel Electric Corp. Ltd.: (3)
 7.70% 2018                                                                                    22,500         24,991
 8.10% 2096                                                                                    14,405         14,519         .10
Alabama Power Co.:
 Series U, 2.65% 2006                                                                           5,000          5,039
 Series X, 3.125% 2008                                                                          3,750          3,707
 Series R, 4.70% 2010                                                                           1,250          1,288
 Series Q, 5.50% 2017                                                                           5,000          5,250
Southern Power Co., Series B, 6.25% 2012                                                        9,000          9,880         .06
Progress Energy, Inc.:
 6.75% 2006                                                                                     5,000          5,420
 6.05% 2007                                                                                     7,500          8,112
 5.85% 2008                                                                                     7,500          8,079
 7.10% 2011                                                                                     2,500          2,844         .06
Cilcorp Inc.:
 8.70% 2009                                                                                     9,000         10,897
 9.375% 2029                                                                                    3,000          4,101         .04
Exelon Generation Co., LLC 6.95% 2011                                                          11,300         12,915
Exelon Corp. 6.75% 2011                                                                         1,000          1,129         .04
Oncor Electric Delivery Co. 6.375% 2015                                                         5,000          5,479         .01
Tri-State Generation Pass Through Trust, Series 2003-A, 6.04% 2018 (3) (9)                      2,965          3,077         .01
Appalachian Power Co., Series G, 3.60% 2008                                                     3,000          2,982         .01
                                                                                                             311,131         .78

HOTELS, RESTAURANTS & LEISURE  -  0.74%
MGM Mirage, Inc.:
 6.00% 2009                                                                                    23,000         24,035
 8.50% 2010                                                                                    22,830         26,597
Mirage Resorts, Inc.:
 6.625% 2005                                                                                    3,000          3,120
 7.25% 2006                                                                                     4,960          5,369
 6.75% 2008                                                                                    10,500         11,235
MGM Grand, Inc. 6.875% 2008                                                                     1,159          1,246         .18
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                   12,350         13,307
 7.875% 2012                                                                                   12,000         13,440
ITT Corp. 6.75% 2005                                                                            8,675          9,109         .09
Hilton Hotels Corp.:
 7.625% 2008                                                                                    2,950          3,271
 7.20% 2009                                                                                     5,250          5,867
 8.25% 2011                                                                                    10,743         12,408
 7.625% 2012                                                                                    2,975          3,347         .06
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                     3,000          3,202
 8.00% 2010                                                                                     2,250          2,509
 8.75% 2011                                                                                    15,900         18,205         .06
Boyd Gaming Corp.:
 9.25% 2009                                                                                     8,500          9,499
 7.75% 2012                                                                                    10,000         10,812         .05
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                                    2,500          2,687
 6.375% 2009                                                                                   11,580         12,130
 8.00% 2012                                                                                     2,100          2,307         .04
International Game Technology 7.875% 2004                                                      16,000         16,262         .04
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                          14,000         14,805         .04
Hyatt Equities, LLC 6.875% 2007 (3)                                                            13,000         13,993         .04
YUM  Brands, Inc. 7.70% 2012                                                                   10,500         12,127         .03
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                                    5,850          6,369
 7.125% 2007                                                                                    4,150          4,634         .03
Six Flags, Inc.:
 9.50% 2009                                                                                     1,875          1,973
 8.875% 2010                                                                                    2,500          2,606
 9.625% 2014 (3)                                                                                5,725          6,126         .03
Florida Panthers Holdings, Inc. 9.875% 2009                                                     9,000          9,596         .02
Carnival Corp.:
 3.75% 2007 (3)                                                                                 5,000          5,052
 6.15% 2008                                                                                     2,480          2,712         .02
Extended Stay America, Inc. 9.875% 2011                                                         4,500          4,995         .01
CKE Restaurants, Inc. 9.125% 2009                                                               1,000          1,025         .00
                                                                                                             295,977         .74

SPECIALTY RETAIL  -  0.71%
Gap, Inc.:
 9.90% 2005 (5)                                                                                34,450         38,842
 6.90% 2007                                                                                    26,360         28,996
 10.55% 2008 (5)                                                                               79,195         97,806         .41
Toys "R" Us, Inc.:
 7.625% 2011                                                                                    7,500          8,081
 7.875% 2013                                                                                    9,770         10,593
 7.375% 2018                                                                                   28,440         28,586         .12
Boise Cascade Corp.:
 9.45% 2009                                                                                    18,720         22,277
 6.50% 2010                                                                                    13,250         14,003         .09
Office Depot, Inc.:
 10.00% 2008                                                                                   12,500         15,062
 6.25% 2013                                                                                     2,875          3,074         .05
Staples, Inc. 7.375% 2012                                                                       9,000         10,490         .03
Payless ShoeSource, Inc. 8.25% 2013                                                             5,500          5,500         .01
                                                                                                             283,310         .71

MULTI-UTILITIES & UNREGULATED POWER  -  0.70%
AES Corp.:
 10.00% 2005 (3)  (9)                                                                           2,909          2,981
 9.50% 2009                                                                                    12,915         14,594
 9.375% 2010                                                                                    5,752          6,500
 8.75% 2013 (3)                                                                                59,700         68,058
 9.00% 2015 (3)                                                                                 4,750          5,462
AES Red Oak, LLC, Series B, 9.20% 2029 (9)                                                      2,000          2,240         .25
Williams Companies, Inc.:
 7.125% 2011                                                                                   38,000         39,710
 8.125% 2012                                                                                   12,910         14,007
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                     19,765         21,223
Williams Holdings of Delaware, Inc. 6.25% 2006                                                 12,500         12,812
Northwest Pipeline Corporation 8.125% 2010                                                      7,500          8,437         .24
Dynegy Holdings Inc.: (3)
 9.875% 2010                                                                                   11,750         13,042
 10.125% 2013                                                                                  12,900         14,512         .07
Duke Capital Corp.:
 7.50% 2009                                                                                     7,500          8,542
 6.25% 2013                                                                                     7,500          7,887         .04
Southern Natural Gas Co. 8.00% 2032                                                            14,135         14,524         .04
Nevada Power Co. 9.00% 2013 (3)                                                                12,000         13,380         .03
Constellation Energy Group, Inc. 6.125% 2009                                                   12,000         13,127         .03
                                                                                                             281,038         .70

OIL & GAS  -  0.65%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                    13,875         15,887
 6.75% 2011 (3)                                                                                15,650         16,824
 7.75% 2012 (3)                                                                                 3,000          3,270
 9.50% 2013                                                                                    56,215         66,896
 7.50% 2015                                                                                    22,000         24,090
Port Arthur Finance Corp. 12.50% 2009 (9)                                                         575            684         .32
Western Oil Sands Inc. 8.375% 2012                                                             27,150         32,037         .08
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                           6,000          6,600
 7.625% 2011                                                                                    1,500          1,687
 8.375% 2012                                                                                   11,400         12,939         .05
Devon Financing Corp., ULC 6.875% 2011                                                         17,000         19,418         .05
Pogo Producing Co. 10.375% 2009                                                                10,000         10,575         .03
XTO Energy Inc. 7.50% 2012                                                                      8,850         10,354         .02
Oryx Energy Co. 8.125% 2005                                                                     8,500          9,234         .02
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                    1,600          1,816
 7.375% 2014                                                                                    3,500          3,762
 8.625% 2022                                                                                      500            555         .02
OXYMAR 7.50% 2016 (3)                                                                           5,500          6,016         .01
ConocoPhillips 3.625% 2007                                                                      5,000          5,149         .01
Reliance Industries Ltd., Series B, 10.25% 2097                                                 3,125          3,470         .01
Teekay Shipping Corp. 8.875% 2011                                                               2,625          3,025         .01
CNOOC Finance (2003) Ltd. 4.125% 2013 (3)                                                       2,500          2,355         .01
PETRONAS Capital Ltd. 7.00% 2012 (3)                                                            2,000          2,289         .01
General Maritime Corp. 10.00% 2013                                                              1,000          1,152         .00
                                                                                                             260,084         .65

COMMERCIAL SERVICES & SUPPLIES - 0.62%
 Allied Waste North America, Inc.:
 Series B, 7.625% 2006                                                                         22,840         24,325
 8.50% 2008                                                                                     1,500          1,682
 Series B, 8.875% 2008                                                                         11,000         12,361
 10.00% 2009                                                                                   44,875         48,577
 6.50% 2010 (3)                                                                                16,000         16,560
 5.75% 2011 (3)                                                                                 8,000          7,860
 6.125% 2014 (3)                                                                                7,925          7,747
Browning-Ferris Industries, Inc. 7.875% 2005                                                    3,000          3,165         .30
Cendant Corp.:
 6.875% 2006                                                                                    4,000          4,384
 6.25% 2008                                                                                    29,000         31,756
 7.375% 2013                                                                                   22,750         26,366
 7.125% 2015                                                                                    4,500          5,140
PHH Corp. 7.125% 2013                                                                           6,250          7,084         .19
Waste Management, Inc.:
 7.00% 2006                                                                                     7,000          7,707
 6.50% 2008                                                                                     5,000          5,595
WMX Technologies, Inc. 7.10% 2026                                                              10,125         11,203
USA Waste Services, Inc. 7.00% 2004                                                             9,060          9,347         .08
Worldspan LP 9.625% 2011 (3)                                                                   12,375         13,241         .03
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                         6,500          6,630         .02
                                                                                                             250,730         .62

HEALTH CARE PROVIDERS & SERVICES - 0.59%
Columbia/HCA Healthcare Corp.:
 7.15% 2004                                                                                     5,000          5,032
 6.91% 2005                                                                                    33,085         34,869
 7.00% 2007                                                                                     6,250          6,893
 8.85% 2007                                                                                    12,500         14,212
 7.25% 2008                                                                                     1,000          1,107
 8.70% 2010                                                                                     9,500         11,409
HCA - The Healthcare Co.:
 8.75% 2010                                                                                     7,750          9,369
 7.875% 2011                                                                                   10,000         11,552
HCA Inc.:
 7.125% 2006                                                                                    7,785          8,438
 6.95% 2012                                                                                     5,000          5,480
 6.25% 2013                                                                                     4,900          5,146         .28
Aetna Inc.:
 7.375% 2006                                                                                   25,000         27,507
 7.875% 2011                                                                                   15,625         18,629         .12
Tenet Healthcare Corp.:
 5.375% 2006                                                                                      500            480
 5.00% 2007                                                                                    20,543         19,208
 6.375% 2011                                                                                   17,300         15,916         .09
Humana Inc.:
 7.25% 2006                                                                                    13,375         14,577
 6.30% 2018                                                                                     2,500          2,668         .04
Quintiles Transnational Corp. 10.00% 2013 (3)                                                   9,550         10,457         .03
Concentra Operating Corp.:
 Series A, 13.00% 2009                                                                          1,350          1,490
 9.50% 2010                                                                                     4,000          4,420         .01
Triad Hospitals, Inc. 7.00% 2013 (3)                                                            5,000          5,200         .01
Universal Hospital Services, Inc. 10.125% 2011 (3)                                              4,000          4,320         .01
                                                                                                             238,379         .59
PAPER & FOREST PRODUCTS  -  0.58%
Abitibi-Consolidated Co. of Canada:
 6.95% 2006                                                                                       500            526
 5.25% 2008                                                                                    11,000         10,829
 6.00% 2013                                                                                    56,250         54,308
Abitibi-Consolidated Inc.:
 7.875% 2009                                                                                    5,000          5,424
 8.55% 2010                                                                                    18,500         20,686         .23
Georgia-Pacific Corp.:
 7.50% 2006                                                                                     6,500          6,825
 7.375% 2008                                                                                   15,500         16,566
 8.875% 2010                                                                                    1,500          1,699
 8.125% 2011                                                                                    8,085          8,833
 9.50% 2011                                                                                     1,000          1,165
 9.375% 2013                                                                                      250            283
 8.25% 2023                                                                                     6,992          7,202
Fort James Corp.:
 6.625% 2004                                                                                    2,600          2,671
 6.875% 2007                                                                                    5,000          5,275         .13
Weyerhaeuser Co.:
 5.95% 2008                                                                                    16,000         17,314
 5.25% 2009                                                                                     3,000          3,181
 6.75% 2012                                                                                    12,000         13,330         .08
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (9)                                                                     15,800         12,318
 Class A-3, 7.71% 2028                                                                         20,125         12,880         .06
Packaging Corp. of America:
 4.375% 2008                                                                                    9,500          9,596
 5.75% 2013                                                                                     9,750          9,990         .05
Norske Skogindustrier ASA 6.125% 2015 (3)                                                       7,500          7,700         .02
SCA Coordination Center NV 4.50% 2015 (3)                                                       5,000          4,731         .01
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (10)                                              4,000            950         .00
                                                                                                             234,282         .58

INSURANCE  -  0.55%
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)  (9)                                       22,250         27,827
Prudential Funding LLC 6.60% 2008 (3)                                                           2,000          2,234         .07
Allstate Financial Global Funding LLC 5.25% 2007 (3)                                           16,750         18,035
Allstate Financing II 7.83% 2045                                                                5,000          5,683         .06
Monumental Global Funding Trust II: (3)
 2001-B, Series B, 6.05% 2006                                                                   5,000          5,370
 2002-A, Series A, 5.20% 2007                                                                  16,750         17,872         .06
International Lease Finance Corp.:
 4.50% 2008                                                                                     4,000          4,156
 Series O, 4.55% 2009                                                                           4,700          4,801
 5.875% 2013                                                                                    5,000          5,353
ASIF Global Financing XVIII 3.85% 2007 (3)                                                      8,500          8,695         .06
ReliaStar Financial Corp.:
 8.00% 2006                                                                                     8,000          9,097
 6.50% 2008                                                                                     3,000          3,328
International Nederland Bank NV 5.125% 2015 (3)                                                10,000         10,093         .06
Mangrove Bay Pass Through Trust 6.102% 2033 (3) (5)                                            18,000         18,256         .04
CNA Financial Corp.:
 6.75% 2006                                                                                     4,370          4,666
 6.45% 2008                                                                                     2,406          2,556
 6.60% 2008                                                                                     7,130          7,551
 7.25% 2023                                                                                     2,750          2,751         .04
MetLife, Inc. 3.911% 2005                                                                       9,760         10,024
Metropolitan Life Insurance Co. 7.00% 2005 (3)                                                  5,000          5,390         .04
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                    8,500          9,116
Nationwide Mutual Insurance Co. 7.875% 2033 (3)                                                 5,000          5,972         .04
ACE Capital Trust II 9.70% 2030                                                                 8,250         11,226         .03
Lincoln National Corp. 6.20% 2011                                                               5,000          5,525         .01
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                             4,000          4,309         .01
Principal Life Global Funding I 4.40% 2010 (3)                                                  3,000          3,047         .01
Travelers Property Casualty Corp. 3.75% 2008                                                    3,000          3,029         .01
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                   2,500          2,665         .01
Hartford Financial Services Group, Inc. 2.375% 2006                                             1,500          1,498         .00
                                                                                                             220,125         .55

CONSUMER FINANCE  -  0.54%
Capital One Financial Corp.:
 7.25% 2006                                                                                     3,000          3,260
 8.75% 2007                                                                                     5,750          6,581
 7.125% 2008                                                                                   25,850         28,787
 6.25% 2013                                                                                    20,000         21,207
Capital One Bank:
 6.875% 2006                                                                                   21,600         23,416
 4.875% 2008                                                                                   10,000         10,440
 6.50% 2013                                                                                    11,000         11,919
Capital One Capital I 2.713% 2027 (3)  (5)                                                     10,500         10,200         .29
MBNA Corp.:
 5.625% 2007                                                                                   10,000         10,758
 Series F, 7.50% 2012                                                                             600            704
 Series F, 6.125% 2013                                                                         13,500         14,686
 Series B, 1.963% 2027 (5)                                                                     32,000         30,277
MBNA America Bank, National Association:
 5.375% 2008                                                                                    2,000          2,140
 6.625% 2012                                                                                    4,250          4,784         .16
USA Education, Inc. 5.625% 2007                                                                12,895         13,930
SLM Corp., Series A:
 3.95% 2008                                                                                     3,000          3,044
 4.00% 2009                                                                                     2,000          2,026
 5.00% 2015                                                                                     7,500          7,469         .07
Providian Financial Corp., Series A, 9.525% 2027 (3)                                           10,000         10,000         .02
                                                                                                             215,628         .54

FOOD & STAPLES RETAILING  -  0.53%
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                    40,840         42,065
 8.25% 2010                                                                                    31,670         35,312
Ahold Lease Pass Through Trust: (9)
 Series 2001-A-1, 7.82% 2020                                                                    4,847          5,044
 Series 2001-A-2, 8.62% 2025                                                                   12,005         12,665         .24
Delhaize America, Inc.:
 7.375% 2006                                                                                   29,985         32,234
 8.125% 2011                                                                                   26,510         30,486
 9.00% 2031                                                                                    15,650         19,406         .20
SUPERVALU INC 7.50% 2012                                                                       13,185         15,211         .04
CVS Corp. 5.789% 2026 (3) (9)                                                                   7,500          7,605         .02
Pathmark Stores, Inc. 8.75% 2012                                                                6,125          6,247         .02
Albertson's, Inc. 7.50% 2011                                                                    5,000          5,765         .01
                                                                                                             212,040         .53

REAL ESTATE  -  0.53%
Hospitality Properties Trust:
 7.00% 2008                                                                                     1,210          1,295
 6.75% 2013                                                                                    24,320         25,754         .07
Host Marriott, LP:
 Series E, 8.375% 2006                                                                          4,321          4,623
 Series G, 9.25% 2007                                                                             775            866
 Series I, 9.50% 2007                                                                           1,500          1,676
 Series J, 7.125% 2013 (3)                                                                     15,750         16,183
HMH Properties, Inc., Series B, 7.875% 2008                                                     1,350          1,401         .06
EOP Operating LP:
 7.75% 2007                                                                                     5,000          5,765
 8.10% 2010                                                                                     6,500          7,716
 7.00% 2011                                                                                     5,000          5,720
 6.75% 2012                                                                                     4,750          5,346         .06
Rouse Co.:
 8.00% 2009                                                                                     3,000          3,540
 7.20% 2012                                                                                    18,250         20,799         .06
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                       20,000         20,467         .05
ProLogis Trust 7.05% 2006                                                                      12,000         13,355         .03
iStar Financial, Inc.:
 7.00% 2008                                                                                     6,525          7,129
 8.75% 2008                                                                                     1,500          1,721
 6.00% 2010                                                                                     3,750          3,928         .03
Simon Property Group, LP:
 4.875% 2010                                                                                    6,375          6,611
 6.35% 2012                                                                                     5,000          5,511         .03
FelCor Suites LP 7.375% 2004                                                                   10,750         10,992
FelCor Lodging LP 9.00% 2011 (5)                                                                  500            547         .03
Federal Realty Investment Trust 6.125% 2007                                                    10,000         10,753         .03
Duke Realty LP 4.625% 2013                                                                     10,000          9,775         .03
Developers Diversified Realty Corp. 4.625% 2010                                                 7,170          7,186         .02
Irvine Co., Class A, 7.46% 2006 (2) (3)                                                         5,000          5,409         .01
Boston Properties LP 6.25% 2013                                                                 4,000          4,369         .01
Kimco Realty Corp. 6.00% 2012                                                                   3,250          3,506         .01
                                                                                                             211,943         .53

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.35%
Jabil Circuit, Inc. 5.875% 2010                                                                39,710         42,214         .11
Sanmina-SCI Corp. 10.375% 2010                                                                 35,500         41,624         .10
Solectron Corp.:
 Series B, 7.375% 2006                                                                          5,450          5,682
 9.625% 2009                                                                                   27,775         30,969         .09
Flextronics International Ltd. 6.50% 2013                                                      21,000         21,892         .05
                                                                                                             142,381         .35

INDUSTRIAL CONGLOMERATES  -  0.32%
Tyco International Group SA:
 6.125% 2008                                                                                   15,000         16,092
 6.125% 2009                                                                                    1,000          1,073
 6.375% 2011                                                                                   37,415         40,274
 6.00% 2013 (3)                                                                                 2,500          2,604         .15
Hutchison Whampoa International Ltd.: (3)
 7.00% 2011                                                                                     5,000          5,541
 6.50% 2013                                                                                    21,000         22,057
 6.25% 2014                                                                                    10,000         10,188
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (3)                                        6,750          7,445         .11
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                    8,000          8,603
 6.00% 2012                                                                                     8,000          8,764
General Electric Co. 5.00% 2013                                                                 5,000          5,129         .06
                                                                                                             127,770         .32

COMMUNICATIONS EQUIPMENT  -  0.31%
Motorola, Inc.:
 6.75% 2006                                                                                    19,000         20,439
 8.00% 2011                                                                                    52,985         63,622
 7.50% 2025                                                                                     5,000          5,675
 5.22% 2097                                                                                    14,506         11,593         .25
Nortel Networks Ltd. 6.125% 2006                                                               21,000         21,998         .06
                                                                                                             123,327         .31

MULTILINE RETAIL  -  0.31%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                     8,250          9,157
 8.00% 2010                                                                                    31,875         36,736
 7.95% 2017                                                                                    40,275         46,115
 8.25% 2022 (9)                                                                                 5,099          5,309
 8.125% 2027                                                                                    3,000          3,277
 7.625% 2097                                                                                    4,500          4,657         .26
Mercantile Stores Company, Inc. 8.20% 2022 (9)                                                  7,900          7,801
Dillard Department Stores, Inc. 7.875% 2023                                                     2,875          2,932
Dillard's, Inc.:
 6.43% 2004                                                                                     1,000          1,010
 6.69% 2007                                                                                       625            637         .03
Saks Inc. 7.375% 2019                                                                           2,650          2,716         .01
Target Corp. 3.375% 2008                                                                        2,500          2,512         .01
                                                                                                             122,859         .31

IT SERVICES  -  0.30%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                    2,905          3,196
 Series B, 6.00% 2013 (5)                                                                     115,000        115,776         .30
Iron Mountain Inc. 7.75% 2015                                                                   1,750          1,837         .00
                                                                                                             120,809         .30
AIRLINES  -  0.29%
Northwest Airlines, Inc.:
 7.625% 2005                                                                                   10,000          9,825
 8.875% 2006                                                                                    2,200          2,079
 9.875% 2007                                                                                   37,400         35,530
 7.875% 2008                                                                                   22,000         19,360
 10.00% 2009 (3)                                                                               35,750         33,605         .25
Delta Air Lines, Inc. 7.70% 2005                                                                9,000          8,438         .02
Continental Airlines, Inc.:
 8.00% 2005                                                                                     5,010          4,860
 MBIA insured, 2.08% 2009 (5)                                                                   2,000          2,017         .02
United Air Lines, Inc. 9.00% 2003 (10)                                                          8,000          1,240         .00
Jet Equipment Trust, Series 1995-B, 10.91% 2014 (3)  (7)                                        4,750             48         .00
                                                                                                             117,002         .29


HOUSEHOLD DURABLES  -  0.27%
MDC Holdings, Inc.:
 7.00% 2012                                                                                     8,975         10,055
 5.50% 2013                                                                                    15,750         15,960         .07
D.R. Horton, Inc.:
 7.50% 2007                                                                                     3,500          3,815
 5.00% 2009                                                                                     3,000          3,008
 8.00% 2009                                                                                    10,600         11,978
 7.875% 2011                                                                                      550            622
 6.875% 2013                                                                                    2,000          2,150         .05
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                                    8,000          9,240
 7.75% 2013                                                                                     2,500          2,638         .03
Toll Brothers, Inc. 6.875% 2012                                                                 8,000          8,955         .02
Standard Pacific Corp.:
 6.50% 2008                                                                                     2,000          2,090
 6.875% 2011                                                                                    6,500          6,793         .02
Centex Corp. 4.75% 2008                                                                         8,075          8,377         .02
Boyds Collection, Ltd., Series B, 9.00% 2008                                                    7,382          7,493         .02
NVR, Inc. 5.00% 2010                                                                            6,500          6,435         .02
Pulte Homes, Inc. 7.625% 2017                                                                   5,000          5,850         .01
Ryland Group, Inc. 8.00% 2006                                                                   3,000          3,300         .01
                                                                                                             108,759         .27

CONTAINERS & PACKAGING - 0.21%
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                   14,975         16,248
 7.75% 2011                                                                                     8,500          9,095
 8.75% 2012                                                                                     6,000          6,630
Owens-Illinois, Inc.:
 8.10% 2007                                                                                       750            788
 7.50% 2010                                                                                       750            776         .08
Stone Container Corp.:
 9.25% 2008                                                                                     8,375          9,275
 9.75% 2011                                                                                       875            969
 8.375% 2012                                                                                    3,000          3,270
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                                     2,250          2,453
 7.50% 2013                                                                                     6,000          6,300         .05
Temple-Inland Inc. 7.875% 2012                                                                 10,000         11,689         .03
Graphic Packaging International, Inc. 8.50% 2011 (3)                                            8,500          9,371         .02
Smurfit Capital Funding PLC 6.75% 2005                                                          3,425          3,545         .01
Norampac Inc. 6.75% 2013                                                                        3,250          3,453         .01
Ball Corp. 6.875% 2012                                                                          2,500          2,688         .01
                                                                                                              86,550         .21

METALS & MINING  -  0.21%
Oregon Steel Mills, Inc. 10.00% 2009                                                           28,650         27,504         .07
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                               10,195         11,661         .03
Allegheny Technologies, Inc. 8.375% 2011                                                       10,500         10,238         .03
AK Steel Corp. 7.75% 2012                                                                       7,810          6,873         .02
Corporacion Nacional del Cobre de Chile: (3)
 6.375% 2012                                                                                    5,500          6,071
 5.50% 2013                                                                                       750            775         .02
United States Steel Corp. 9.75% 2010                                                            5,000          5,700         .01
Inco Ltd. 7.75% 2012                                                                            4,000          4,794         .01
Gerdau Ameristeel Corp. 10.375% 2011                                                            3,500          3,903         .01
Earle M. Jorgensen Co. 9.75% 2012                                                               2,000          2,250         .01
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (10)                                               9,500          1,805         .00
Luscar Coal Ltd. 9.75% 2011                                                                     1,500          1,710         .00
                                                                                                              83,284         .21

CHEMICALS  -  0.18%
Lyondell Chemical Co.:
 9.50% 2008                                                                                    34,905         36,127
 10.875% 2009                                                                                   5,275          5,301
 11.125% 2012                                                                                   6,200          6,789
 10.50% 2013                                                                                    6,125          6,646
Equistar Chemicals, LP and Equistar Funding Corp.:
 10.625% 2011 (3)                                                                               1,000          1,090
 10.625% 2011                                                                                     425            463
Equistar Chemicals, LP 10.125% 2008                                                               150            164         .14
Dow Chemical Co.:
 5.00% 2007                                                                                     5,000          5,299
 5.75% 2009                                                                                     2,500          2,711         .02
ICI Wilmington, Inc. 5.625% 2013                                                                3,000          3,091         .01
Nalco Co. 7.75% 2011 (3)                                                                        2,400          2,544         .01
                                                                                                              70,225         .18

AUTO COMPONENTS  -  0.17%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                    8,750          9,144
 8.75% 2012                                                                                     4,225          4,774
Meritor Automotive, Inc. 6.80% 2009                                                             9,500          9,999         .06
TRW Automotive Acquisition Corp.:
 9.375% 2013                                                                                   11,750         13,366
 11.00% 2013                                                                                    2,625          3,045         .04
Lear Corp., Series B, 8.11% 2009                                                                9,710         11,361         .03
Delphi Trust II, trust preferred securities, 6.197% 2033 (5)                                    6,000          6,090
Delphi Corp. 6.50% 2013                                                                         4,000          4,307         .03
Stoneridge, Inc. 11.50% 2012                                                                    2,825          3,376         .01
Tenneco Automotive Inc. 10.25% 2013                                                             1,775          2,068         .00
                                                                                                              67,530         .17

OFFICE ELECTRONICS  -  0.14%
Xerox Corp.:
 7.15% 2004                                                                                    13,500         13,838
 7.125% 2010                                                                                   16,500         17,655
Xerox Capital (Europe) PLC 5.875% 2004                                                         26,000         26,325         .14
                                                                                                              57,818         .14

AEROSPACE & DEFENSE  -  0.10%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (3) (9)
 Class B, 7.156% 2011                                                                          27,308         29,976
 Class G, MBIA insured, 6.664% 2013                                                             7,414          8,218         .09
General Dynamics Corp. 4.50% 2010                                                               3,000          3,078         .01
                                                                                                              41,272         .10

THRIFTS & MORTGAGE FINANCE  -  0.10%
Washington Mutual, Inc.:
 5.625% 2007                                                                                    6,500          6,995
 4.375% 2008                                                                                   20,500         21,235
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                  9,425         11,729         .10
                                                                                                              39,959         .10

OTHER INDUSTRIES  -  0.62%
American Standard Inc.:
 7.375% 2008                                                                                    5,935          6,618
 8.25% 2009                                                                                     2,124          2,474
 7.625% 2010                                                                                   22,601         25,709         .09
CIT Group Inc.:
 5.50% 2007                                                                                     2,885          3,101
 5.75% 2007                                                                                     3,500          3,787
 6.875% 2009                                                                                   16,500         18,666
 7.75% 2012                                                                                     4,000          4,780         .08
State of California, Golden State Tobacco Securitization Corp., Tobacco
  Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 20033                                   19,750         19,269         .05
Burns Philp Capital Pty Ltd.: (3)
 9.50% 2010                                                                                     3,000          3,300
 10.75% 2011                                                                                    8,675          9,629
 9.75% 2012                                                                                     5,250          5,723         .05
NiSource Finance Corp.:
 7.625% 2005                                                                                    6,500          7,099
 7.875% 2010                                                                                    5,000          6,004
 6.15% 2013                                                                                     2,500          2,718         .04
John Deere Capital Corp. 3.90% 2008                                                            14,000         14,322         .04
ON Semiconductor Corp. 13.00% 2008 (5)                                                          8,350          9,770
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                   675            807         .03
Nabisco, Inc. 7.55% 2015                                                                        6,595          7,997
Kraft Foods Inc. 6.25% 2012                                                                       945          1,042         .02
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                           5,000          4,979
 2.70% 2008                                                                                     4,000          3,893         .02
TFM, SA de CV:
 10.25% 2007                                                                                    1,150          1,208
 11.75% 2009                                                                                    2,675          2,729
 12.50% 2012                                                                                    4,165          4,790         .02
Amkor Technology, Inc.:
 9.25% 2008                                                                                       235            265
 7.75% 2013                                                                                     7,765          8,309         .02
Terex Corp.:
 9.25% 2011                                                                                     1,000          1,118
 Class B, 10.375% 2011                                                                          2,000          2,290
 7.375% 2014 (3)                                                                                3,500          3,658         .02
Kansas City Southern Railway Co. 7.50% 2009                                                     5,750          5,973         .02
Cadbury Schweppes US Finance LLC 5.125% 2013 (3)                                                5,900          5,967         .01
RailAmerica Transportation Corp. 12.875% 2010                                                   5,000          5,838         .01
TGT Pipeline, LLC 5.20% 2018                                                                    6,000          5,728         .01
Technical Olympic USA, Inc. 9.00% 2010                                                          5,000          5,488         .01
Wyeth 5.50% 2014                                                                                5,000          5,144         .01
Citigroup Inc. 3.50% 2008                                                                       5,000          5,051         .01
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
  Series 2002-E, 4.33% 2006                                                                     4,500          4,630         .01
Schering-Plough Corp. 5.30% 2013                                                                4,500          4,626         .01
Kellogg Co.:
 6.00% 2006                                                                                     3,000          3,211
 6.60% 2011                                                                                     1,250          1,412         .01
Hyundai Semiconductor America, Inc. 8.625% 2007 (3)                                             4,860          4,539         .01
AGCO Corp. 9.50% 2008                                                                           3,500          3,841         .01
Fairchild Semiconductor Corp. 10.50% 2009                                                       1,815          2,015         .01
Micron Technology, Inc. 6.50% 2005 (3)                                                          1,000            995         .00
                                                                                                             250,512         .62

COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS (9) -  3.28%
CHL Mortgage Pass-Through Trust: (5)
 Series 2003-27, Class A-1, 3.838% 2033                                                        12,942         12,921
 Series 2003-56, Class 3-A-6, 4.956% 2033                                                      52,695         53,020
 Series 2003-58, Class 2-A-2, 4.732% 2034                                                      84,115         85,602         .38
Banc of America Mortgage Securities Trust: (5)
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                        8,858          8,952
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                        9,051          9,097
 Series 2003-J, Class 2-A-2, 4.533% 2033                                                       73,632         74,375
 Series 2004-A, Class 2-A-2, 4.184% 2034                                                       35,000         35,235         .32
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                        2,047          2,101
 Series 2003-AR20, Class II-A-2, 4.025% 2033 (5)                                                8,458          8,503
 Series 2003-AR26, Class 6-A-1, 4.333% 2033 (5)                                                75,836         76,405
 Series 2001-CF2, Class A-2, 5.935% 2034                                                        8,635          9,174
 Series 2001-CF2, Class A-3, 6.238% 2034                                                        6,000          6,605
 Series 1998-C1, Class A-1A, 6.26% 2040                                                         5,004          5,228         .27
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.117% 2025 (5)                                                     2,985          3,048
 Series 1999-C1, Class A-2, 7.56% 2031                                                         11,750         13,398
 Series 2003-A6, Class IIA, 4.309% 2033 (5)                                                    73,342         73,590
 Series 2004-A1, Class 2A, 4.67% 2034 (5)                                                       9,000          9,146         .25
Bear Stearns ARM Trust: (5)
 Series 2003-3, Class II-A-2, 4.208% 2033                                                       3,856          3,883
 Series 2003-9, Class III-A-3, 4.457% 2034                                                      1,981          1,995
 Series 2003-8, Class II-A-1, 4.948% 2034                                                      73,152         74,410
 Series 2003-9, Class III-A-2, 5.082% 2034                                                      4,877          4,932         .21
WaMu Mortgage Pass-Through Certificates Trust:
 Series 2003-AR3, Class A-2, 2.83% 2033 (5)                                                       443            442
 Series 2003-AR10, Class A-3-B, 3.89% 2033 (5)                                                 14,000         14,158
 Series 2003-AR8, Class A, 4.03% 2033 (5)                                                       9,170          9,254
 Series 2003-AR5, Class A-7, 4.21% 2033 (5)                                                    20,762         20,933
 Series 2003-AR6, Class A-1, 4.38% 2033 (5)                                                     7,940          7,935
 Series 2003-AR1, Class A-6, 4.534% 2033 (5)                                                    2,643          2,675
 Series 2004-AR1, Class A, 4.229% 2034                                                         27,125         27,290         .21
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class II-A-1,
  4.95% 2034 (5)                                                                               55,000         56,084         .14
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                                            14,000         13,725
 Series 1995-4, Class B-2, 7.70% 2025 (7)                                                       1,900            874
 Series 1995-3, Class B-2, 8.10% 2025 (7)                                                      16,121          7,416
 Series 1995-2, Class B-2, 8.80% 2026 (7)                                                      11,457          5,270
 Series 1996-2, Class B-2, 7.90% 2027 (7)                                                      12,950          2,590
 Series 1996-10, Class B-2, 7.74% 2028 (7)                                                      8,369          1,590
 Series 1997-8, Class B-2, 7.75% 2028  (7)                                                      6,393          1,279
 Series 1997-1, Class B-2, 7.76% 2028 (7)                                                       9,781          1,956
 Series 1997-2, Class B-2, 8.05% 2028 (7)                                                       3,280            656
 Series 1997-6, Class B-2, 7.75% 2029 (7)                                                      10,611          2,122
 Series 1998-3, Class B-2, 8.07% 2030 (7)                                                       4,723            945
 Series 1998-4, Class B-2, 8.11% 2030 (7)                                                       6,470          1,294
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029   (7)                   18,188         10,947
Conseco Finance Home Equity Loan Trust:
 Series 2000-F, Class AF-4, 7.67% 2026                                                          1,628          1,720
 Series 2000-A, Class BV-2, 3.90% 2031 (5)                                                      2,133          1,496         .13
Vita Capital Ltd., Series 2003-I, 2.56% 2007 (3)  (5)                                          24,000         24,146         .06
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (3)                                    22,511         23,573         .06
Metris Master Trust: (5)
 Series 2001-1, Class B, 1.90% 2007                                                             6,000          6,005
 Series 2000-3, Class A, 1.36% 2009                                                            14,428         13,938
 Series 2001-2, Class A, 1.42% 2009                                                             3,500          3,350         .06
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030 (5)                      20,000         22,100         .05
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                       1,400          1,397
 Series 2001-KS3, Class A-I-6, 5.96% 2031                                                       9,500         10,061
 Series 2003-KS6, Class A-2, 1.40% 2033 (5)                                                     9,263          9,261         .05
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class E, 7.624% 2029 (5)            20,750         19,644         .05
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.87% 2008 (5)                                          3,149          3,169
 Series 2001-1, Class A-2, 7.111% 2013                                                         10,000         10,243
 Series 1992-A2, 9.20% 2014                                                                     5,000          3,600         .04
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                              28             28
 Series 2001-4, Class B, 4.84% 2008                                                             4,657          4,670
 Series 2002-4, Class A-4, 3.05% 2009                                                           5,000          5,038
 Series 2002-4, Class B, 3.82% 2009                                                             6,922          6,879         .04
AESOP Funding II LLC: (3)
 Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006                                            7,925          8,111
 Series 2003-2, Class A-1, MBIA insured, 2.74% 2007                                             8,000          8,011         .04
AmSouth Auto Trust, Series 2000-1, Class C, 7.44% 2007                                         14,260         14,609         .04
AmeriCredit Automobile Receivables Trust, FSA insured:
 Series 2002-C, Class A-4, 3.55% 2009                                                           5,000          5,110
 Series 2003-CF, Class A-4, 3.48% 2010                                                          9,000          9,183         .04
Wells Fargo Mortgage Backed Securities Trust:
 Series 2003-13, Class A-1, 4.5% 2018                                                           4,915          4,966
 Series 2003-B, Class A-1, 4.15% 2033 (5)                                                       1,963          1,976
 Series 2003-K, Class I-A-1, 4.522% 2033 (5)                                                    7,420          7,321         .04
Continental Airlines, Inc., Series 2001-1:
 Class B, 7.373% 2017                                                                           9,447          8,774
 Class A-1, 6.703% 2021                                                                         4,354          4,414         .03
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1999-C1, Class X, interest only, 1.271% 2031 (3)  (5)                                  82,304          4,081
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                        7,665          8,657         .03
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015 (3)                            10,990         12,262         .03
Chase Credit Card Owner Trust, Series 2003-4, Class C, 2.35% 2016 (5)                          11,500         11,538         .03
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
  Series 1998-C2, Class A-1, 6.28% 2035                                                        10,996         11,524         .03
MBNA Master Credit Card Trust II:
 Series 1999-G, Class C, 1.90% 2006 (3)  (5)                                                      700            700
 Series 1999-D, Class C, 6.95% 2008 (3)                                                         4,700          5,129
 Series 2000-H, Class B, 1.70% 2013 (5)                                                         5,000          5,030         .03
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A: (3)
 6.29% 2007 (5)                                                                                 5,000          4,946
 Class FX, 10.421% 2007                                                                         5,000          5,266         .03
Chase Commercial Mortgage Securities Corp., Series 1998-1:
 Class A-1, 6.34% 2030                                                                            694            706
 Class A-2, 6.56% 2030                                                                          8,000          8,907         .02
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009 (3)              9,385          9,465         .02
Mediterranean Re PLC 7.021% 2005 (3)  (5)                                                       9,000          9,225         .02
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                          9,000          9,025         .02
Banco Itau SA, Series 2002, XLCA insured, 1.878% 2007 (3)  (5)                                  9,050          9,005         .02
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.78% 2016 (3)  (5)                                                 4,945          4,946
 Series 1998-WF2, Class A-1, 6.34% 2030                                                         3,730          3,931         .02
First USA Credit Card Master Trust: (3)
 Series 1997-4, Class C, 2.12% 2010 (5)                                                         6,500          6,468
 Series 1998-6, Class C, 6.16% 2011                                                             2,000          2,128         .02
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                 8,000          8,201         .02
SeaWest Securitization, LLC, XLCA insured: (3)
 Series 2002-A, Class A-2, 2.58% 2008                                                             646            647
 Series 2002-A, Class A-3, 3.58% 2008                                                           3,000          3,039
 Series 2003-A, Class A-2, 2.84% 2009                                                           3,739          3,784         .02
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033               7,000          7,011         .02
Northwest Airlines, Inc.:
 Series 1999-2, Class A, 7.575% 2020                                                              989          1,052
 Series 1999-3, Class G, 7.935% 2020                                                              898          1,002
 Series 2001-1, Class A-1, 7.041% 2023                                                          4,633          4,733         .02
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009 (3)          6,874          6,875         .02
Residential Reinsurance: (3) (5)
 2001 Ltd. 6.163% 2004                                                                          6,000          6,069
 2002 Ltd. 6.073% 2005                                                                            500            509         .02
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                  6,500          6,457         .02
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.45% 2033 (5)                               6,221          6,224         .02
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                           6,104          6,223         .02
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2001-A, Class A, 6.36% 2025                                                            6,262          6,129         .02
California Infrastructure and Economic Development Bank, Special Purpose Trust,
  PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                  5,707          6,061         .01
PIONEER 2002-1 Ltd., Class D Series, 2.92% 2006 (3)  (5)                                        6,000          6,049         .01
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                 5,251          5,798         .01
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                           5,600          5,605         .01
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                          2,494          2,585
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                        2,888          2,920         .01
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                     4,695          5,087         .01
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.713% 2030 (5)                5,000          5,045         .01
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008               4,497          5,042         .01
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008 (3) (5)         5,000          5,042         .01
Chase Funding Trust, Series 2003-5, Class IA-2, 2.451% 2018                                     5,000          4,996         .01
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                          4,332          4,514         .01
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
  Class A, 6.72% 2025                                                                           4,715          4,493         .01
Pass-through Amortizing Credit Card Trusts, Series 2002-1A: (3)
 Class A-2FX, 4.685% 2012                                                                       2,386          2,410
 Class A-3FX, 6.298% 2012                                                                       1,591          1,612         .01
Providian Master Trust, Series 2000-1, Class C, 2.25% 2009 (3)  (5)                             4,000          3,947         .01
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014 (3)                     4,669          3,863         .01
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-1,
  2.55% 2032 (5)                                                                                4,000          3,665         .01
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                3,609          3,659         .01
Structured Asset Securities Corp.: (5)
 Series 1998-RF2, Class A, 8.542% 2027 (3)                                                        794            880
 Series 1998-RF1, Class A, 8.706% 2027 (3)                                                        626            693
 Series 1999-BC1, Class M2, 2.40% 2029                                                          1,707          1,719         .01
Jet Equipment Trust: (3) (7)
 Series 1995-B, Class A, 7.63% 2015                                                             3,222          1,128
 Series 1995-A, Class B, 8.64% 2015                                                             7,790          1,013
 Series 1995-B, Class C, 9.71% 2015                                                             5,500            333
 Series 1995-A, Class C, 10.69% 2015                                                            5,000            500         .01
Opryland Hotel Trust, Series 2001-OPRA, Class C, 2.06% 2011 (3)  (5)                            3,000          2,946         .01
Rental Car Finance Corp., Series 1999-1A, Class D, 7.10% 2007 (3)                               2,500          2,541         .01
Capital One Master Trust, Series 1999-1, Class C, 6.60% 2007 (3)                                2,500          2,533         .01
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                  2,426          2,518         .01
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010                     2,442          2,457         .01
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A,
  MBIA insured, 6.68% 2016 (3)                                                                  2,003          2,153         .01
United Air Lines, Inc., Series 1996-A2, 7.87% 2019   (7)                                        5,000          1,848         .00
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014 (3)                1,575          1,605         .00
Santa Barbara Bank & Trust Automobile Loan Securitization Corp., Series 2001-A,
  Class A, 6.13% 2007 (3)                                                                       1,421          1,424         .00
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                              1,250          1,384         .00
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                   1,150          1,149         .00
NPF XII, Inc.: (2) (3)
 Series 1999-3, Class B, 2.39% 2003 (5) (10)                                                    3,000             30
 Series 2001-1A, Class A, 1.99% 2004 (5) (7)                                                    5,000            600
 Series 2001-3A, Class A, 5.52% 2007 (7)                                                        1,000            120         .00
NextCard Credit Card Master Note Trust, Series 2001-1A, Class A,
  1.40% 2007 (3) (5) (7)                                                                          102            102         .00
                                                                                                           1,316,811        3.28

FEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-THROUGHS (9)  -  1.12%
Fannie Mae:
 3.814% 2033 (5)                                                                                9,821          9,880
 4.50% 2018                                                                                    20,187         20,287
 5.00% 2018                                                                                    31,993         32,739
 5.50% 2016 - 2033                                                                             91,173         93,684
 6.00% 2016 - 2032                                                                             22,234         23,187
 6.50% 2031 - 2032                                                                             16,168         17,027
 7.00% 2016 - 2031                                                                              6,740          7,180
 7.50% 2023 - 2031                                                                              1,903          2,047
 8.00% 2024                                                                                       481            521
 9.00% 2010                                                                                       736            798
 9.50% 2022                                                                                       888            999
 10.00% 2018 - 2025                                                                             1,559          1,806         .52
Government National Mortgage Assn.:
 5.50% 2017                                                                                     8,347          8,726
 6.00% 2034                                                                                    90,040         93,335
 7.00% 2022 - 2031                                                                              6,494          6,958
 7.50% 2017 - 2030                                                                             14,474         15,632
 8.00% 2017 - 2023                                                                              2,631          2,855
 8.50% 2017 - 2021                                                                                830            918
 9.00% 2016                                                                                       151            168
 9.50% 2009 - 2021                                                                              1,345          1,489
 10.00% 2020 - 2025                                                                             9,310         10,872         .35
Freddie Mac:
 5.00% 2018 - 2033                                                                             40,674         41,010
 5.50% 2018                                                                                    11,124         11,582
 6.00% 2032 - 2034                                                                             41,448         42,853
 8.50% 2008 - 2010                                                                                719            773
 9.00% 2007                                                                                       348            366
 11.00% 2018                                                                                      805            937         .25
                                                                                                             448,629        1.12

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED MORTGAGE OBLIGATIONS (9)  -  0.13%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                         10,553         10,587
 Series 2001-4, Class GA, 10.211% 2025 (5)                                                      2,755          3,145
 Series 2001-4, Class NA, 11.787% 2025 (5)                                                        261            310
 Series 2002-W3, Class A-5, 7.50% 2028                                                          2,947          3,220
 Series 2001-20, Class E, 9.589% 2031 (5)                                                       2,721          3,081
 Series 2001-50, Class BA, 7.00% 2041                                                           5,497          5,865
 Series 2001-T10, Class A-1, 7.00% 2041                                                         3,547          3,837
 Series 2002-W1, Class 2A, 7.50% 2042                                                           6,470          7,070         .09
Freddie Mac:
 Series SF02, Class GC, 2.64% 2009                                                              5,000          4,773
 Series 178, Class Z, 9.25% 2021                                                                  364            365
 Series 2289, Class NB, 11.279% 2022 (5)                                                          635            744
 Series T-056, Class A-2A, 2.842% 2036                                                          8,740          8,714         .04
                                                                                                              51,711         .13

OTHER FEDERAL AGENCY OBLIATIONS  -  0.24%
Freddie Mac 4.25% 2005                                                                         75,000         77,744         .19
Federal Home Loan Bank 4.125% 2004                                                             16,460         16,819         .04
Fannie Mae 7.25% 2030                                                                           3,250          4,046         .01
                                                                                                              98,609         .24

GOVERNMENT & GOVERNMENTAL AUTHORITIES (EXCLUDING U.S.)  -  0.26%
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                                   10,000         10,150
 8.625% 2008                                                                                    5,000          5,875
 8.375% 2011                                                                                    3,000          3,555
 7.50% 2012                                                                                     6,310          7,115
 6.375% 2013                                                                                    7,500          7,868
 11.375% 2016                                                                                  29,684         42,300
 8.125% 2019                                                                                    4,580          5,164
 8.30% 2031                                                                                     1,965          2,223         .21
State of Qatar 9.75% 2030                                                                       7,000          9,923         .03
Russian Federation 5.00% 2030 (8)                                                               4,770          4,684         .01
Banque Centrale de Tunisie 7.375% 2012                                                          3,500          3,981         .01
El Salvador (Republic of) 7.75% 2023 (3)                                                        1,250          1,350         .00
                                                                                                             104,188         .26

DEVELOPMENT AUTHORITIES  -  0.01%
Corporacion Andina de Fomento 6.875% 2012                                                       4,000          4,512         .01
                                                                                                               4,512         .01

U.S. TREASURY NOTES & BONDS  -  1.98%
 7.25% May 2004                                                                               150,000        152,649
 5.75% November 2005                                                                          239,500        256,564
 3.375% January 2007  (11)                                                                     37,853         41,168
 4.375% May 2007                                                                               50,000         52,961
 3.25% August 2007                                                                             35,000         35,766
 3.625% January 2008  (11)                                                                    119,934        133,392
 2.625% May 2008                                                                                5,000          4,944
 6.00% August 2009                                                                             29,000         32,933
 5.75% August 2010                                                                              5,000          5,632
 3.50% January 2011  (11)                                                                      15,904         18,081
 Principal Strip 0% August 2011                                                                 5,660          4,200
 Principal Strip 0% November 2013                                                              11,585          7,510
 Principal Strip 0% November 2015                                                              13,850          7,926
 8.875% August 2017                                                                            10,025         14,340
 8.750% August 2020                                                                             6,905          9,991
 6.875% August 2025                                                                            15,000         18,623        1.98
                                                                                                             796,680        1.98

MISCELLANEOUS  -  0.08%
Other bonds & notes in initial period of acquisition                                                          30,247         .08


Total bonds & notes (cost: $10,295,532,000)                                                               10,866,074       27.07



                                                                                              PRINCIPAL       MARKET       PERCENT
                                                                                               AMOUNT         VALUE        OF NET
Short-term securities - 7.91%                                                                   (000)         (000)        ASSETS

Corporate short-term notes  -  5.19%
Bank of America Corp. 1.03%-1.07% due 4/5-5/3/2004 (12)                                     $  77,300     $   77,116
Receivables Capital Corp. 1.02%-1.07% due 2/4-3/15/2004 (3)                                    65,000         64,944         .35
Edison Asset Securitization LLC 1.03%-1.09% due 2/2-4/23/2004 (3)                             130,000        129,860         .32
Park Avenue Receivables Corp. 1.02%-1.04% due 2/11-3/4/2004 (3)                               125,000        124,929         .31
Pfizer Inc 0.98%-0.99% due 3/1-3/10/2004 (3)                                                  125,000        124,886         .31
CAFCO, LLC 1.03%-1.09% due 2/10-3/3/2004 (3)                                                   69,500         69,461
Ciesco LLP 1.04% due 4/6/2004 (3) (12)                                                         50,000         49,905         .30
Wal-Mart Stores Inc. 0.98%-0.99% due 3/9-3/30/2004 (3)                                        100,000         99,865         .25
Coca-Cola Co. 1.00%-1.02% due 3/9-3/29/2004 (12)                                              100,000         99,864         .25
Private Export Funding Corp. 1.01%-1.10% due 2/26-6/30/2004 (3)                                85,000         84,831         .21
Triple-A One Funding Corp. 1.02%-1.04% due 2/20-3/8/2004 (3)                                   80,000         79,927         .20
Preferred Receivables Funding Corp. 1.02%-1.05% due 2/5-3/22/2004 (3)                          75,000         74,958         .19
Variable Funding Capital Corp. 1.02%-1.03% due 2/20-4/12/2004 (3)                              75,000         74,920         .19
New Center Asset Trust 1.02%-1.04% due 3/12-3/23/2004                                          75,000         74,896         .19
Household Finance Corp. 1.00%-1.02% due 3/16-4/23/2004                                         75,000         74,846         .19
Netjets Inc. 1.04%-1.06% due 2/13-2/19/2004 (3) (12)                                           74,800         74,761         .19
Clipper Receivables Corp. 1.03% due 2/2-4/16/2004 (3)                                          74,700         74,589         .19
FCAR Owner Trust I 1.04%-1.10% due 2/3-4/27/2004                                               70,000         69,927         .17
SBC Communications Inc. 1.00% due 2/13-2/25/2004 (3)                                           60,000         59,966         .15
Verizon Network Funding Corp. 0.99%-1.03% due 2/6-3/11/2004                                    55,000         54,963         .14
USAA Capital Corp. 0.99%-1.05% due 2/2-2/17/2004                                               50,000         49,991         .13
Exxon Project Investment Corp. 0.98% due 2/24/2004 (3)                                         50,000         49,967         .12
Three Pillars Funding Corp. 1.03% due 2/25/2004 (3)                                            50,000         49,964         .12
DuPont (E.I.) de Nemours & Co. 1.00%-1.01% due 3/10/2004                                       50,000         49,945         .12
American Express Credit Corp. 1.04%-1.05% due 2/17-4/5/2004 (12)                               50,000         49,941         .12
Procter & Gamble Co. 0.99%-1.00% due 4/12-4/20/2004 (3)                                        37,200         37,119         .09
Caterpillar Financial Services Corp. 0.98%-1.00% due 3/2-4/13/2004                             35,000         34,947         .09
Archer Daniels Midland Co. 1.01%-1.03% due 4/27-5/18/2004 (3)                                  30,000         29,917         .08
Anheuser-Busch Cos. Inc. 1.01% due 2/3/2004 (3)                                                25,000         24,998         .06
BellSouth Corp. 0.99% due 2/12/2004 (3) (12)                                                   25,000         24,992         .06
Harley-Davidson Funding Corp. 0.99%-1.02% due 2/18-3/5/2004 (3)                                25,000         24,981         .06
PepsiCo Inc. 0.98% due 2/13/2004 (3)                                                           15,000         14,995         .04
                                                                                                           2,081,171        5.19

U.S. Treasuries  -  1.22%
U.S. Treasury Bills 0.825%-1.02% due 2/5-6/24/2004                                            492,600        491,629        1.22

Federal agency discount notes  -  1.15%
Federal Farm Credit Banks 0.97%-1.06% due 2/12-6/28/2004                                      138,000        137,798         .34
International Bank for Reconstruction and Development 0.96%-1.01%
  due 2/4-4/7/2004 (12)                                                                       107,500        107,425         .27
Federal Home Loan Bank 0.97%-0.99% due 2/4-2/6/2004                                            75,000         74,989         .19
Fannie Mae 0.97%-0.99% due 3/3-3/31/2004                                                       50,000         49,944         .12
Freddie Mac 0.995%-1.00% due 4/13-4/20/2004                                                    50,000         49,890         .12
Student Loan Marketing Assn. 0.963%-0.947% due 6/17-7/15/2004 (5)                              43,500         43,500         .11
                                                                                                             463,546        1.15

Certificates of deposit  -  0.35%
Wells Fargo & Co. 1.02%-1.04% due 2/10-4/20/2004                                               90,000         89,998         .22
State Street Bank & Trust 1.04% due 3/3/2004                                                   50,000         50,000         .13
                                                                                                             139,998         .35



Total short-term securities (cost: $3,176,280,000)                                                         3,176,344        7.91


Total investment securities (cost: $35,510,401,000)                                                       40,455,479      100.79

New Taiwanese Dollar (cost: $3,008,000)                                                   NT$ 105,163          3,160         .01

Other assets less liabilities                                                                               (322,116)       (.80)

Net assets                                                                                               $40,136,523      100.00%

(1)  Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5)  Coupon rate may change periodically.
(6) The fund owns 11.54% and 7.94% of the outstanding voting securities of Wilshire Financial Services Group Inc. and Clarent Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8)  Step bond; coupon rate will increase at a later date.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts

See Notes to Financial Statements








FINANCIAL STATEMENTS                                                  unaudited

STATEMENT OF ASSETS AND LIABILITIES
at January 31, 2004
(dollars and shares in thousands, except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $35,482,838)      $40,439,637
  Affiliated issuers (cost: $27,563)                 15,842       $40,455,479
 Cash denominated in non-U.S. currencies
  (cost: $3,008)                                                        3,160
 Cash                                                                  18,313
 Receivables for:
  Sales of investments                              237,640
  Sales of fund's shares                            197,228
  Dividends and interest                            231,793           666,661
                                                                   41,143,613
LIABILITIES:
 Payables for:
  Purchases of investments                          817,997
  Repurchases of fund's shares                       23,126
  Dividends on fund's shares                        139,210
  Investment advisory services                        7,469
  Services provided by affiliates                    17,442
  Deferred Directors' compensation                    1,416
  Other fees and expenses                               430         1,007,090
NET ASSETS AT JANUARY 31, 2004                                    $40,136,523

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                       $35,274,632
 Undistributed net investment income                                   39,967
 Accumulated net realized loss                                       (123,584)
 Net unrealized appreciation                                        4,945,508
NET ASSETS AT JANUARY 31, 2004                                    $40,136,523


TOTAL AUTHORIZED CAPITAL STOCK - 3,000,000 SHARES, $.001 PAR VALUE

                                                SHARES         NET ASSET
                          NET ASSETS         OUTSTANDING    VALUE PER SHARE (1)

CLASS A                  $32,854,585           1,899,667        $17.29
CLASS B                    2,841,585             165,088         17.21
CLASS C                    3,081,323             179,234         17.19
CLASS F                      799,877              46,298         17.28
CLASS 529-A                  152,968               8,852         17.28
CLASS 529-B                   42,102               2,441         17.25
CLASS 529-C                   74,596               4,323         17.25
CLASS 529-E                    8,383                 486         17.26
CLASS 529-F                    1,872                 108         17.28
CLASS R-1                      5,120                 297         17.25
CLASS R-2                     91,121               5,295         17.21
CLASS R-3                    117,806               6,822         17.27
CLASS R-4                     16,184                 936         17.29
CLASS R-5                     49,001               2,834         17.29

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $18.34 and $18.33, respectively.


See Notes to Financial Statements



STATEMENT OF OPERATIONS                                              unaudited
for the six months ended January 31, 2004                (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $10,095)                        $428,371
  Interest (net of non-U.S. withholding
            tax of $44)                             381,372          $809,743

 Fees and expenses:
  Investment advisory services                       43,952
  Distribution services                              59,362
  Transfer agent services                            10,730
  Administrative services                             3,228
  Reports to shareholders                               445
  Registration statement and prospectus               1,055
  Postage, stationery and supplies                    1,603
  Directors' compensation                               302
  Auditing and legal                                     86
  Custodian                                           1,132
  State and local taxes                                   1
  Other                                                   7
  Total expenses before reimbursement               121,903
   Reimbursement of expenses                             66           121,837
 Net investment income                                                687,906

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                       206,097
  Non-U.S. currency transactions                     (1,242)          204,855
 Net unrealized appreciation on:
  Investments                                     3,972,089
  Non-U.S. currency translations                         35         3,972,124
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                            4,176,979
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                   $4,864,885


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                                                    SIX MONTHS             YEAR ENDED
                                                                                 ENDED JANUARY 31,          JULY 31,
                                                                                       2004*                  2003
OPERATIONS:
 Net investment income                                                                $687,906            $1,197,537
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                       204,855              (318,304)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                  3,972,124             2,135,608
  Net increase in net assets
   resulting from operations                                                         4,864,885             3,014,841

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED TO
 SHAREHOLDERS:
 Dividends from net investment income                                                 (850,501)           (1,188,421)
 Distributions from net realized gain
  on investments                                                                             -               (33,634)
   Total dividends and distributions paid or accrued
    to shareholders                                                                   (850,501)           (1,222,055)

CAPITAL SHARE TRANSACTIONS                                                           5,563,570             7,542,328

TOTAL INCREASE IN NET ASSETS                                                         9,577,954             9,335,114

NET ASSETS:
 Beginning of period                                                                30,558,569            21,223,455
 End of period (including undistributed
  net investment income: $39,967 and $202,562, respectively)                       $40,136,523           $30,558,569

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                       (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

-----------------------------------------------------------------------------------------------------------
  SHARE CLASS              INITIAL SALES       CONTINGENT DEFERRED SALES          CONVERSION FEATURE
                             CHARGE            CHARGE UPON REDEMPTION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%        None (except 1% for certain               None
                                               redemptions within one year
                                               of purchase without an
                                               initial sales charge)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes B and 529-B          None            Declines from 5% to zero for       Classes B and 529-B
                                               redemptions within six years       convert to classes A
                                               of purchase                        and 529-A, respectively,
                                                                                  after eight years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class C                      None            1% for redemptions within one      Class C converts to
                                               year of purchase                   Class F after 10 years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class 529-C                  None            1% for redemptions within one             None
                                               one year of purchase
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class 529-E                  None                    None                              None
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes F and 529-F          None                    None                              None
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes R-1, R-2, R-3,       None                    None                              None
        R-4 and R-5
-----------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Effective September 15, 2003, the fund began declaring dividends to shareholders from net investment income daily and continues to pay such dividends quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.  FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $35,543,782,000.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains                $210,773
Accumulated short-term capital losses                                  (87,916)
Accumulated long-term capital losses                                   (34,432)
Gross unrealized appreciation on investment securities               5,510,958
Gross unrealized depreciation on investment securities                (596,101)


Accumulated short-term capital losses above include a capital loss carryforward of $119,093,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in accumulated short-term capital losses above are capital losses of $201,315,000, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):


SIX MONTHS ENDED JANUARY 31, 2004

                          DISTRIBUTIONS      DISTRIBUTIONS         TOTAL
                          FROM ORDINARY      FROM LONG-TERM     DISTRIBUTIONS
SHARE CLASS                  INCOME          CAPITAL GAINS     PAID OR ACCRUED

Class A                   $ 728,661                -             $ 728,661
Class B                      49,889                -                49,889
Class C                      47,727                -                47,727
Class F                      14,756                -                14,756
Class 529-A                   2,803                -                 2,803
Class 529-B                     611                -                   611
Class 529-C                   1,095                -                 1,095
Class 529-E                     145                -                   145
Class 529-F                      27                -                    27
Class R-1                        70                -                    70
Class R-2                     1,396                -                 1,396
Class R-3                     1,823                -                 1,823
Class R-4                       337                -                   337
Class R-5                     1,161                -                 1,161
TOTAL                     $ 850,501                -             $ 850,501


YEAR ENDED JULY 31, 2003

                          DISTRIBUTIONS      DISTRIBUTIONS         TOTAL
                          FROM ORDINARY      FROM LONG-TERM     DISTRIBUTIONS
SHARE CLASS                  INCOME          CAPITAL GAINS         PAID

Class A                 $ 1,068,009            $ 30,128        $ 1,098,137
Class B                      53,967               1,620             55,587
Class C                      44,868               1,346             46,214
Class F                      13,361                 340             13,701
Class 529-A                   2,652                  63              2,715
Class 529-B                     680                  18                698
Class 529-C                   1,025                  30              1,055
Class 529-E                     127                   3                130
Class 529-F                      13                  -*                 13
Class R-1                        35                   1                 36
Class R-2                       809                  16                825
Class R-3                       978                  18                996
Class R-4                       336                  11                347
Class R-5                     1,561                  40              1,601
TOTAL                   $ 1,188,421            $ 33,634        $ 1,222,055

* Amount less than one thousand.

4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross investment income. For the six months ended January 31, 2004, the investment advisory services fee was $43,952,000, which was equivalent to an annualized rate of 0.251% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

     -----------------------------------------------------------------------
     SHARE CLASS                  CURRENTLY APPROVED LIMITS    PLAN LIMITS
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class A                                 0.25%                 0.25%
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class 529-A                             0.25                  0.50
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Classes B and 529-B                     1.00                  1.00
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Classes C, 529-C and R-1                1.00                  1.00
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Class R-2                               0.75                  1.00
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Classes 529-E and R-3                   0.50                  0.75
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     Classes F, 529-F and R-4                0.25                  0.50
     -----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended January 31, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                        ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                COMMONWEALTH OF
                                                              CRMC                                  VIRGINIA
                      DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE     TRANSFER AGENT       ADMINISTRATIVE
     SHARE CLASS        SERVICES         SERVICES           SERVICES           SERVICES             SERVICES
     --------------------------------------------------------------------------------------------------------------
      Class A           $33,318          $9,840          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class B            12,131            890           Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class C            12,080         Included             $1,812              $229            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class F               775          Included              465                 55            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-A            73          Included              89                   7                  $59
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-B           171          Included              26                   7                   17
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-C           287          Included              43                   9                   29
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-E            16          Included               5                   -*                   1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class 529-F             2          Included               1                   -*                   3
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-1              17          Included               3                   3             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-2             264          Included              53                 158            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-3             211          Included              63                  57            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-4              17          Included              10                   1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
      Class R-5        Not applicable    Included              22                   1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
        Total            $59,362          $10,730            $2,592               $527                 $109
     ==============================================================================================================
     * Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $122,000 in current fees (either paid in cash or deferred) and a net increase of $180,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.  CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

SHARE CLASS                                          SALES(1)                     REINVESTMENTS OF
                                                                             DIVIDENDS AND DISTRIBUTIONS
                                                 AMOUNT       SHARES              AMOUNT      SHARES
SIX MONTHS ENDED JANUARY 31, 2004
Class A                                        $4,493,343    275,217             $ 534,739    33,057
Class B                                           594,754     36,828                35,725     2,221
Class C                                         1,020,265     62,868                33,048     2,057
Class F                                           292,583     17,903                 9,595       593
Class 529-A                                        46,671      2,847                 2,278       140
Class 529-B                                        10,621        651                   496        31
Class 529-C                                        25,100      1,535                   892        55
Class 529-E                                         2,596        158                   118         7
Class 529-F                                         1,012         62                    21         1
Class R-1                                           2,838        174                    56         4
Class R-2                                          37,685      2,328                 1,138        71
Class R-3                                          72,724      4,481                 1,455        90
Class R-4                                           7,884        487                   278        17
Class R-5                                           7,227        449                   532        33
TOTAL NET INCREASE
   (DECREASE)                                  $6,615,303    405,988             $ 620,371    38,377

YEAR ENDED JULY 31, 2003
Class A                                        $6,571,144    450,244             $ 961,227    66,589
Class B                                         1,181,221     81,388                48,083     3,329
Class C                                         1,234,072     84,783                39,653     2,745
Class F                                           348,617     23,837                11,323       780
Class 529-A                                        62,226      4,285                 2,714       187
Class 529-B                                        19,159      1,322                   698        48
Class 529-C                                        29,443      2,027                 1,055        73
Class 529-E                                         3,845        265                   130         9
Class 529-F                                           726         50                    13         1
Class R-1                                           2,246        154                    35         2
Class R-2                                          54,856      3,765                   825        56
Class R-3                                          69,623      4,772                   996        68
Class R-4                                          13,466        957                   347        24
Class R-5                                          16,642      1,132                   725        50
TOTAL NET INCREASE
   (DECREASE)                                  $9,607,286    658,981           $ 1,067,824    73,961


SHARE CLASS                                       REPURCHASES(1)                     NET INCREASE
                                               AMOUNT         SHARES              AMOUNT      SHARES
SIX MONTHS ENDED JANUARY 31, 2004
Class A                                      $ (1,396,969)   (85,698)          $ 3,631,113   222,576
Class B                                           (83,505)    (5,134)              546,974    33,915
Class C                                          (101,782)    (6,271)              951,531    58,654
Class F                                           (45,075)    (2,753)              257,103    15,743
Class 529-A                                        (2,468)      (149)               46,481     2,838
Class 529-B                                          (608)       (37)               10,509       645
Class 529-C                                        (1,700)      (103)               24,292     1,487
Class 529-E                                          (278)       (16)                2,436       149
Class 529-F                                           (80)        (5)                  953        58
Class R-1                                            (424)       (26)                2,470       152
Class R-2                                          (7,489)      (462)               31,334     1,937
Class R-3                                         (22,693)    (1,415)               51,486     3,156
Class R-4                                          (5,756)      (362)                2,406       142
Class R-5                                          (3,277)      (205)                4,482       277
TOTAL NET INCREASE
   (DECREASE)                                $ (1,672,104)  (102,636)          $ 5,563,570   341,729

YEAR ENDED JULY 31, 2003
Class A                                      $ (2,760,616)  (191,744)          $ 4,771,755   325,089
Class B                                          (129,263)    (9,017)            1,100,041    75,700
Class C                                          (137,562)    (9,593)            1,136,163    77,935
Class F                                           (70,421)    (4,829)              289,519    19,788
Class 529-A                                        (2,178)      (150)               62,762     4,322
Class 529-B                                          (396)       (28)               19,461     1,342
Class 529-C                                        (1,486)      (101)               29,012     1,999
Class 529-E                                           (97)        (7)                3,878       267
Class 529-F                                            (3)        (1)                  736        50
Class R-1                                            (341)       (23)                1,940       133
Class R-2                                          (7,638)      (525)               48,043     3,296
Class R-3                                         (17,958)    (1,245)               52,661     3,595
Class R-4                                          (2,651)      (187)               11,162       794
Class R-5                                          (2,172)      (148)               15,195     1,034
TOTAL NET INCREASE
   (DECREASE)                                $ (3,132,782)  (217,598)          $ 7,542,328   515,344

(1)  Includes exchanges between share classes of the fund.

6.  RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2004, the total value of restricted securities was $3,671,775,000, which represented 9.15% of the net assets of the fund.

7.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,616,763,000 and $4,658,921,000, respectively, during the six months ended January 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2004, the custodian fee of $1,132,000 included $38,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS  (1)

                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS(3)
                                                                                NET
                                              NET ASSET                     GAINS(LOSSES)
                                              VALUE,           NET          ON SECURITIES     TOTAL FROM
                                              BEGINNING     INVESTMENT     (BOTH REALIZED     INVESTMENT
                                              OF PERIOD       INCOME       AND UNREALIZED)    OPERATIONS
CLASS A:
 Six months ended 1/31/2004 (2)               $15.44          $.33              $1.93            $2.26
 Year ended 7/31/2003                          14.49           .72                .98             1.70
 Year ended 7/31/2002                          16.44           .74              (1.73)            (.99)
 Year ended 7/31/2001                          15.43           .83               1.46             2.29
 Year ended 7/31/2000                          17.51           .88              (1.28)            (.40)
 Year ended 7/31/1999                          18.25           .88                .45             1.33
CLASS B:
 Six months ended 1/31/2004 (2)                15.36           .27               1.92             2.19
 Year ended 7/31/2003                          14.42           .61                .97             1.58
 Year ended 7/31/2002                          16.39           .61              (1.73)           (1.12)
 Year ended 7/31/2001                          15.39           .72               1.46             2.18
 Period from 3/15/2000 to 7/31/2000            14.93           .24                .41              .65
CLASS C:
 Six months ended 1/31/2004 (2)                15.34           .26               1.92             2.18
 Year ended 7/31/2003                          14.41           .59                .97             1.56
 Year ended 7/31/2002                          16.37           .59              (1.71)           (1.12)
 Period from 3/15/2001 to 7/31/2001            15.85           .21                .48              .69
CLASS F:
 Six months ended 1/31/2004 (2)                15.42           .32               1.94             2.26
 Year ended 7/31/2003                          14.47           .71                .97             1.68
 Year ended 7/31/2002                          16.44           .71              (1.73)           (1.02)
 Period from 3/15/2001 to 7/31/2001            15.89           .27                .48              .75
CLASS 529-A:
 Six months ended 1/31/2004 (2)                15.42           .32               1.94             2.26
 Year ended 7/31/2003                          14.48           .71                .97             1.68
 Period from 2/15/2002 to 7/31/2002            15.76           .31              (1.20)            (.89)
CLASS 529-B:
 Six months ended 1/31/2004 (2)                15.36           .25               1.94             2.19
 Year ended 7/31/2003                          14.46           .58                .97             1.55
 Period from 2/19/2002 to 7/31/2002            15.63           .25              (1.06)            (.81)
CLASS 529-C:
 Six months ended 1/31/2004 (2)                15.39           .25               1.93             2.18
 Year ended 7/31/2003                          14.46           .58                .97             1.55
 Period from 2/19/2002 to 7/31/2002            15.63           .25              (1.06)            (.81)
CLASS 529-E:
 Six months ended 1/31/2004 (2)                15.40           .29               1.94             2.23
 Year ended 7/31/2003                          14.47           .66                .96             1.62
 Period from 2/25/2002 to 7/31/2002            15.81           .27              (1.23)            (.96)
CLASS 529-F:
 Six months ended 1/31/2004 (2)                15.42           .31               1.94             2.25
 Period from 9/17/2002 to 7/31/2003            14.11           .60               1.24             1.84


                                                                 DIVIDENDS AND DISTRIBUTIONS
                                           DIVIDENDS                          TOTAL         NET ASSET
                                           (FROM NET    DISTRIBUTIONS        DIVIDENDS        VALUE,
                                           INVESTMENT      (FROM               AND           END OF         TOTAL
                                             INCOME)    CAPITAL GAINS)     DISTRIBUTIONS     PERIOD        RETURN(4)
CLASS A:
 Six months ended 1/31/2004 (2)               $(.41)        $ -               $(.41)         $17.29          14.84%
 Year ended 7/31/2003                         (.73)        (.02)               (.75)          15.44          12.18
 Year ended 7/31/2002                         (.80)        (.16)               (.96)          14.49          (6.35)
 Year ended 7/31/2001                         (.80)        (.48)              (1.28)          16.44          15.53
 Year ended 7/31/2000                         (.87)        (.81)              (1.68)          15.43          (2.08)
 Year ended 7/31/1999                         (.88)        (1.19)             (2.07)          17.51           7.79
CLASS B:
 Six months ended 1/31/2004 (2)               (.34)          -                 (.34)          17.21          14.42
 Year ended 7/31/2003                         (.62)        (.02)               (.64)          15.36          11.37
 Year ended 7/31/2002                         (.69)        (.16)               (.85)          14.42          (7.14)
 Year ended 7/31/2001                         (.70)        (.48)              (1.18)          16.39          14.77
 Period from 3/15/2000 to 7/31/2000           (.19)          -                 (.19)          15.39           4.33
CLASS C:
 Six months ended 1/31/2004 (2)               (.33)          -                 (.33)          17.19          14.38
 Year ended 7/31/2003                         (.61)        (.02)               (.63)          15.34          11.23
 Year ended 7/31/2002                         (.68)        (.16)               (.84)          14.41          (7.17)
 Period from 3/15/2001 to 7/31/2001           (.17)          -                 (.17)          16.37           4.35
CLASS F:
 Six months ended 1/31/2004 (2)               (.40)          -                 (.40)          17.28          14.85
 Year ended 7/31/2003                         (.71)        (.02)               (.73)          15.42          12.11
 Year ended 7/31/2002                         (.79)        (.16)               (.95)          14.47          (6.56)
 Period from 3/15/2001 to 7/31/2001           (.20)          -                 (.20)          16.44           4.71
CLASS 529-A:
 Six months ended 1/31/2004 (2)               (.40)          -                 (.40)          17.28          14.81
 Year ended 7/31/2003                         (.72)        (.02)               (.74)          15.42          12.10
 Period from 2/15/2002 to 7/31/2002           (.39)          -                 (.39)          14.48          (5.83)
CLASS 529-B:
 Six months ended 1/31/2004 (2)               (.30)          -                 (.30)          17.25          14.37
 Year ended 7/31/2003                         (.63)        (.02)               (.65)          15.36          11.10
 Period from 2/19/2002 to 7/31/2002           (.36)          -                 (.36)          14.46          (5.40)
CLASS 529-C:
 Six months ended 1/31/2004 (2)               (.32)          -                 (.32)          17.25          14.33
 Year ended 7/31/2003                         (.60)        (.02)               (.62)          15.39          11.10
 Period from 2/19/2002 to 7/31/2002           (.36)          -                 (.36)          14.46          (5.40)
CLASS 529-E:
 Six months ended 1/31/2004 (2)               (.37)          -                 (.37)          17.26          14.65
 Year ended 7/31/2003                         (.67)        (.02)               (.69)          15.40          11.66
 Period from 2/25/2002 to 7/31/2002           (.38)          -                 (.38)          14.47          (6.24)
CLASS 529-F:
 Six months ended 1/31/2004 (2)               (.39)          -                 (.39)          17.28          14.79
 Period from 9/17/2002 to 7/31/2003           (.51)        (.02)               (.53)          15.42          13.38


                                        NET ASSETS,            RATIO OF               RATIO OF
                                          END OF               EXPENSES               NET INCOME
                                        PERIOD (IN             TO AVERAGE             TO AVERAGE
                                        MILLIONS)              NET ASSETS             NET ASSETS
CLASS A:
 Six months ended 1/31/2004 (2)         $32,855                   .57% (5)               4.05% (5)
 Year ended 7/31/2003                    25,891                   .61                    4.98
 Year ended 7/31/2002                    19,585                   .61                    4.66
 Year ended 7/31/2001                    19,519                   .62                    5.18
 Year ended 7/31/2000                    18,102                   .63                    5.52
 Year ended 7/31/1999                    23,012                   .59                    4.99
CLASS B:
 Six months ended 1/31/2004 (2)           2,842                  1.35  (5)               3.26  (5)
 Year ended 7/31/2003                     2,015                  1.39                    4.17
 Year ended 7/31/2002                       800                  1.37                    3.88
 Year ended 7/31/2001                       254                  1.38                    4.15
 Period from 3/15/2000 to 7/31/2000          29                   .52                    1.73
CLASS C:
 Six months ended 1/31/2004 (2)           3,081                  1.44  (5)               3.13  (5)
 Year ended 7/31/2003                     1,850                  1.48                    4.07
 Year ended 7/31/2002                       614                  1.48                    3.77
 Period from 3/15/2001 to 7/31/2001          89                   .62                    1.28
CLASS F:
 Six months ended 1/31/2004 (2)             800                   .69  (5)               3.88  (5)
 Year ended 7/31/2003                       471                   .72                    4.83
 Year ended 7/31/2002                       156                   .73                    4.52
 Period from 3/15/2001 to 7/31/2001          22                   .31                    1.58
CLASS 529-A:
 Six months ended 1/31/2004 (2)             153                   .66  (5)               3.94  (5)
 Year ended 7/31/2003                        93                   .68                    4.87
 Period from 2/15/2002 to 7/31/2002          24                   .37                    2.02
CLASS 529-B:
 Six months ended 1/31/2004 (2)              42                  1.57  (5)               3.04  (5)
 Year ended 7/31/2003                        28                  1.60                    3.95
 Period from 2/19/2002 to 7/31/2002           7                   .71                    1.62
CLASS 529-C:
 Six months ended 1/31/2004 (2)              75                  1.56  (5)               3.04  (5)
 Year ended 7/31/2003                        44                  1.59                    3.96
 Period from 2/19/2002 to 7/31/2002          12                   .70                    1.63
CLASS 529-E:
 Six months ended 1/31/2004 (2)               8                  1.04  (5)               3.56  (5)
 Year ended 7/31/2003                         5                  1.06                    4.48
 Period from 2/25/2002 to 7/31/2002           1                   .45                    1.79
CLASS 529-F:
 Six months ended 1/31/2004 (2)               2                   .79  (5)               3.75  (5)
 Period from 9/17/2002 to 7/31/2003           1                   .81  (5)               4.68  (5)


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Annualized.

See Notes to Financial Statements



FINANCIAL HIGHLIGHTS  (1) (continued)

                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS(3)
                                                                                NET
                                              NET ASSET                     GAINS(LOSSES)
                                              VALUE,           NET          ON SECURITIES     TOTAL FROM
                                              BEGINNING     INVESTMENT     (BOTH REALIZED     INVESTMENT
                                              OF PERIOD       INCOME       AND UNREALIZED)    OPERATIONS

CLASS R-1:
 Six months ended 1/31/2004 (2)                15.39           .25               1.94             2.19
 Year ended 7/31/2003                          14.47           .60                .96             1.56
 Period from 6/17/2002 to 7/31/2002            15.65           .06              (1.24)           (1.18)
CLASS R-2:
 Six months ended 1/31/2004 (2)                15.36           .26               1.93             2.19
 Year ended 7/31/2003                          14.48           .59                .95             1.54
 Period from 5/31/2002 to 7/31/2002            16.26           .09              (1.69)           (1.60)
CLASS R-3:
 Six months ended 1/31/2004 (2)                15.41           .29               1.94             2.23
 Year ended 7/31/2003                          14.48           .65                .98             1.63
 Period from 6/4/2002 to 7/31/2002             16.09           .09              (1.51)           (1.42)
CLASS R-4:
 Six months ended 1/31/2004 (2)                15.43           .32               1.94             2.26
 Year ended 7/31/2003                          14.49           .70                .98             1.68
 Period from 6/27/2002 to 7/31/2002            15.25           .08               (.84)            (.76)
CLASS R-5:
 Six months ended 1/31/2004 (2)                15.44           .35               1.93             2.28
 Year ended 7/31/2003                          14.49           .75                .98             1.73
 Period from 5/15/2002 to 7/31/2002            16.31           .15              (1.77)           (1.62)


                                                                 DIVIDENDS AND DISTRIBUTIONS
                                           DIVIDENDS                          TOTAL         NET ASSET
                                           (FROM NET    DISTRIBUTIONS        DIVIDENDS        VALUE,
                                           INVESTMENT      (FROM               AND           END OF         TOTAL
                                             INCOME)    CAPITAL GAINS)     DISTRIBUTIONS     PERIOD        RETURN

CLASS R-1:
 Six months ended 1/31/2004 (2)               (.33)           -                (.33)          17.25          14.40
 Year ended 7/31/2003                         (.62)        (.02)               (.64)          15.39          11.19
 Period from 6/17/2002 to 7/31/2002             -            -                   -            14.47          (7.54)
CLASS R-2:
 Six months ended 1/31/2004 (2)               (.34)          -                 (.34)          17.21          14.38
 Year ended 7/31/2003                         (.64)        (.02)               (.66)          15.36          11.12
 Period from 5/31/2002 to 7/31/2002           (.18)          -                 (.18)          14.48          (9.95)
CLASS R-3:
 Six months ended 1/31/2004 (2)               (.37)          -                 (.37)          17.27          14.64
 Year ended 7/31/2003                         (.68)        (.02)               (.70)          15.41          11.68
 Period from 6/4/2002 to 7/31/2002            (.19)          -                 (.19)          14.48          (8.90)
CLASS R-4:
 Six months ended 1/31/2004 (2)               (.40)          -                 (.40)          17.29          14.77
 Year ended 7/31/2003                         (.72)        (.02)               (.74)          15.43          12.07
 Period from 6/27/2002 to 7/31/2002             -            -                   -            14.49          (4.98)
CLASS R-5:
 Six months ended 1/31/2004 (2)               (.43)          -                 (.43)          17.29          14.96
 Year ended 7/31/2003                         (.76)        (.02)               (.78)          15.44          12.43
 Period from 5/15/2002 to 7/31/2002           (.20)          -                 (.20)          14.49          (9.99)


                                        NET ASSETS,            RATIO OF               RATIO OF
                                          END OF               EXPENSES               NET INCOME
                                        PERIOD (IN             TO AVERAGE             TO AVERAGE
                                        MILLIONS)              NET ASSETS             NET ASSETS
CLASS R-1:
 Six months ended 1/31/2004 (2)              $5                  1.47% (5,6)             3.09% (5)
 Year ended 7/31/2003                         2                  1.50  (6)               4.02
 Period from 6/17/2002 to 7/31/2002           - (4)               .18  (6)                .42
CLASS R-2:
 Six months ended 1/31/2004 (2)              91                  1.44  (5,6)             3.16  (5)
 Year ended 7/31/2003                        52                  1.46  (6)               4.02
 Period from 5/31/2002 to 7/31/2002           1                  .24   (6)                .66
CLASS R-3:
 Six months ended 1/31/2004 (2)              118                 1.05  (5,6)             3.52  (5)
 Year ended 7/31/2003                        56                  1.08  (6)               4.42
 Period from 6/4/2002 to 7/31/2002            1                  .17   (6)                .61
CLASS R-4:
 Six months ended 1/31/2004 (2)              16                  .69   (5)               3.94  (5)
 Year ended 7/31/2003                        12                  .72   (6)               4.81
 Period from 6/27/2002 to 7/31/2002           - (4)              .03   (6)                .52
CLASS R-5:
 Six months ended 1/31/2004 (2)              49                  .38   (5)               4.26  (5)
 Year ended 7/31/2003                        39                  .40                     5.17
 Period from 5/15/2002 to 7/31/2002          22                  .09                     .97

                          Six months ended
                            January 31,                      Year ended July 31
                              2004 (2)         2003     2002     2001     2000     1999

Portfolio turnover rate
for all classes of shares      14%              28%      36%      44%      35%      44%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3)  Based on average shares outstanding.
(4)  Amount less than 1 million.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.58%, 1.62% and 1.06% for classes R-1, R-2 and R-3, respectively, during the six months ended January 31, 2004, 1.92%, 1.81% and 1.12% for classes R-1, R-2 and R-3 respectively, during the year ended July 31, 2003, and .32%, .29%, .19% and 5.11% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended July 31, 2002. The expense ratio for Class R-4 during the year ended July 31, 2003, was not affected by any payments made by CRMC.

See Notes to Financial Statements



OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529
Returns for periods ended December 31, 2003 (the most recent calendar quarter):

                                                                        1 YEAR           LIFE OF CLASS
CLASS B SHARES
     Reflecting applicable contingent deferred sales charge
       (CDSC), maximum of 5%, payable only if shares are sold
       within six years of purchase                                     +19.33%           +8.72% (1)
     Not reflecting CDSC                                                +24.33%           +9.34% (1)

CLASS C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
       are sold within one year of purchase                             +23.27%           +7.40% (2)
     Not reflecting CDSC                                                +24.27%           +7.40% (2)

CLASS F SHARES (3)
     Not reflecting annual asset-based fee
       charged by sponsoring firm                                       +25.19%           +8.20% (2)

CLASS 529-A SHARES
     Reflecting 5.75% maximum sales charge                              +18.08%           +6.80% (4)
     Not reflecting maximum sales charge                                +25.24%          +10.22% (4)

CLASS 529-B SHARES
     Reflecting applicable CDSC, maximum of 5%, payable only
         if shares are sold within six years of purchase                +19.15%           +7.84% (5)
         Not reflecting CDSC                                            +24.15%           +9.84% (5)

CLASS 529-C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                           +23.12%           +9.82% (5)
     Not reflecting CDSC                                                +24.12%           +9.82% (5)

CLASS 529-E SHARES (3)
     Total return                                                       +24.72%           +9.78% (6)

CLASS 529-F SHARES (3)
     Total return                                                       +25.10%          +21.77% (7)


Figures shown on this page are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B and Class 529-C shares were first sold.
(6) Average annual total return from February 25, 2002, when Class 529-E shares were first sold.
(7)  From September 17, 2002, when Class 529-F shares were first sold.


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.87 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.12 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INCOME FUND OF AMERICA AND COLLEGEAMERICA CAREFULLY. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o    A LONG-TERM, VALUE-ORIENTED APPROACH
     Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o    AN UNPARALLELED GLOBAL RESEARCH EFFORT
     American Funds draws on one of the industry's most globally integrated research networks.

o    THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM

     Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o    EXPERIENCED INVESTMENT PROFESSIONALS

     The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o    A COMMITMENT TO LOW OPERATING EXPENSES

     American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
>  THE INCOME FUND OF AMERICA(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)
   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-906-0304

Litho in USA BAG/CG/8088

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      THE INCOME FUND OF AMERICA, INC.


                                      By /s/ Janet A. McKinley
                                      ----------------------------------------
                                      Janet A. McKinley, Chairman and PEO

Date: April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Janet A. McKinley
---------------------------------------------------
Janet A. McKinley, Chairman and PEO

Date:  April 8, 2004



By /s/ Dayna G. Yamabe
--------------------------------------------------
Dayna G. Yamabe, Treasurer

Date:  April 8, 2004